UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Gregory F. Niland

Capital Income Builder

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Income Builder®

Semi-annual report for the six months ended April 30, 2021

Seeking income growth
opportunities from
around the world

Capital Income Builder seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	20.86%	5.55%	6.07%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated January 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2021, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.32%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors

Results for Capital Income Builder for the periods ended April 30, 2021, are shown in the table below, as well as results of the fund’s benchmarks.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/CAIBX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

32	Financial statements

36	Notes to financial statements

50	Financial highlights

Results at a glance

For periods ended April 30, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/30/87)

Capital Income Builder (Class A shares)	21.29%	24.68%	7.19%	6.57%	9.00%
70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index[1,2,3]	18.72	30.43	10.80	7.65	7.50
MSCI ACWI (All Country World Index)[1,2]	28.29	45.75	13.85	9.17	7.64
Bloomberg Barclays U.S. Aggregate Index[2]	–1.52	–0.27	3.19	3.39	6.14

[1]	From July 30, 1987, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Sources: MSCI, Bloomberg Index Services Ltd.
[3]	The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Results assume the blend is rebalanced monthly.

Capital Income Builder	1

Investment portfolio April 30, 2021	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	58.48%
Eurozone*	7.83
United Kingdom	6.71
Canada	5.61
Switzerland	3.35
Taiwan	2.06
Hong Kong	2.01
China	1.87
Brazil	1.63
Other countries	6.26
Short-term securities & other assets less liabilities	4.19
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Common stocks 77.39%	Shares	Value (000)
Financials 15.57%
JPMorgan Chase & Co.	9,420,162	$1,448,915
Zurich Insurance Group AG	3,486,398	1,430,444
Toronto-Dominion Bank (CAD denominated)[1]	19,755,754	1,358,143
Münchener Rückversicherungs-Gesellschaft AG	3,778,455	1,093,188
PNC Financial Services Group, Inc.	4,669,478	872,959
CME Group Inc., Class A	3,854,175	778,505
DNB ASA	26,292,332	565,550
Power Corp. of Canada, subordinate voting shares[1]	19,100,000	556,303
DBS Group Holdings Ltd.	24,623,511	553,439
Principal Financial Group, Inc.	8,563,100	546,925
American International Group, Inc.	10,628,831	514,967
Great-West Lifeco Inc. (CAD denominated)	17,259,000	500,436
Ping An Insurance (Group) Company of China, Ltd., Class H	38,093,200	416,596
Ping An Insurance (Group) Company of China, Ltd., Class A	6,398,527	71,683
Hong Kong Exchanges and Clearing Ltd.	7,113,090	430,389
Intesa Sanpaolo SpA[2]	153,924,118	429,513
Truist Financial Corp.	7,236,759	429,212
Kaspi.kz JSC[1,3]	4,035,758	343,039
KeyCorp	14,946,233	325,230
Citigroup Inc.	4,462,500	317,909
Tryg A/S1,4	11,066,626	253,385
AIA Group Ltd.	19,745,800	251,406
PICC Property and Casualty Co., Ltd., Class H	252,916,000	248,431
Citizens Financial Group, Inc.	4,403,413	203,790
Moscow Exchange MICEX-RTS PJSC	83,512,481	196,505
Travelers Companies, Inc.	1,256,150	194,276
China Pacific Insurance (Group) Co., Ltd., Class H	52,985,911	191,678
East West Bancorp, Inc.	2,348,111	178,809
B3 SA - Brasil, Bolsa, Balcao	16,869,532	159,936
U.S. Bancorp	2,655,500	157,604
National Bank of Canada	2,053,000	149,254
Swedbank AB, Class A	7,859,300	138,088
State Street Corp.	1,633,933	137,169
Franklin Resources, Inc.	4,000,000	120,000
UBS Group AG	6,890,405	105,063
BNP Paribas SA2	1,607,000	103,150
Everest Re Group, Ltd.	327,827	90,792
ING Groep NV	6,841,554	87,435
Sberbank of Russia PJSC (ADR)	5,513,361	86,780
Discover Financial Services	703,009	80,143
BlackRock, Inc.	87,800	71,935
China Merchants Bank Co., Ltd., Class H	8,800,000	70,976
Banco Santander, SA	18,170,300	70,232

2	Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Financials (continued)
BOC Hong Kong (Holdings) Ltd.	19,576,600	$69,055
Marsh & McLennan Companies, Inc.	476,909	64,717
Morgan Stanley	754,800	62,309
EFG International AG	6,083,238	53,155
Euronext NV	351,449	35,366
Euronext NV1,2	138,031	12,529
Wells Fargo & Company	904,400	40,743
The Blackstone Group Inc.	265,784	23,519
South State Corp.	230,600	19,444
Cullen/Frost Bankers, Inc.	146,000	17,529
IIFL Wealth Management Ltd.	760,130	11,569
Skandinaviska Enskilda Banken AB, Class A	873,425	11,210
TISCO Financial Group PCL, foreign registered	2,982,700	8,861
Jonah Energy Parent LLC[2,4,5]	1,631	24
		16,760,212

Information technology 9.42%
Broadcom Inc.	7,712,727	3,518,546
Microsoft Corp.	8,041,027	2,027,786
Taiwan Semiconductor Manufacturing Company, Ltd.[4]	56,605,156	1,224,478
Intel Corp.	9,305,930	535,370
Globalwafers Co., Ltd.[4]	16,534,000	515,800
Vanguard International Semiconductor Corp.[4,6]	95,393,249	410,390
NetApp, Inc.	4,864,339	363,317
KLA Corp.	782,504	246,763
Paychex, Inc.	2,099,535	204,684
Automatic Data Processing, Inc.	998,400	186,691
Texas Instruments Inc.	1,011,891	182,656
International Business Machines Corp.	1,152,619	163,534
QUALCOMM Inc.	1,089,876	151,275
Apple Inc.	878,000	115,422
Tokyo Electron Ltd.	219,200	96,914
Western Union Company	3,464,700	89,251
Tripod Technology Corp.[4]	13,445,000	67,030
BE Semiconductor Industries NV	261,100	21,132
FDM Group (Holdings) PLC	1,201,600	16,960
		10,137,999

Consumer staples 8.97%
Philip Morris International Inc.	28,992,448	2,754,283
British American Tobacco PLC	30,549,650	1,131,552
British American Tobacco PLC (ADR)	5,339,964	200,302
Nestlé SA	5,603,537	668,068
Altria Group, Inc.	13,131,459	627,027
General Mills, Inc.	10,188,917	620,097
Unilever PLC (GBP denominated)	8,552,862	499,822
Coca-Cola Company	8,165,637	440,781
PepsiCo, Inc.	2,618,042	377,417
Imperial Brands PLC	17,262,748	359,399
Carlsberg A/S, Class B4	1,953,683	343,220
Danone SA1	4,525,781	319,013
ITC Ltd.	82,011,936	224,316
Keurig Dr Pepper Inc.	6,224,700	223,155
Kraft Heinz Company	5,182,637	213,991
Anheuser-Busch InBev SA/NV	2,456,583	173,750
Kimberly-Clark Corp.	1,000,000	133,320
Vector Group Ltd.	6,661,318	86,930
Reckitt Benckiser Group PLC	911,479	81,205
Procter & Gamble Company	602,921	80,442
Kirin Holdings Company, Ltd.	2,316,794	43,468
Viscofan, SA, non-registered shares	296,500	20,283
Scandinavian Tobacco Group A/S4	970,000	17,665
Hilton Food Group PLC	849,500	14,430
		9,653,936

Capital Income Builder	3

Common stocks (continued)	Shares	Value (000)
Health care 7.93%
Amgen Inc.	9,433,358	$2,260,610
Gilead Sciences, Inc.	25,964,139	1,647,944
AbbVie Inc.	9,103,800	1,015,074
GlaxoSmithKline PLC	47,889,336	885,979
Novartis AG	7,970,723	680,424
AstraZeneca PLC	4,019,293	428,248
Medtronic PLC	2,867,063	375,356
UnitedHealth Group Inc.	695,945	277,543
Abbott Laboratories	2,209,400	265,305
Roche Holding AG, nonvoting, non-registered shares	719,728	234,537
Merck & Co., Inc.	2,814,376	209,671
Royalty Pharma PLC, Class A	3,217,352	141,563
Eli Lilly and Company	620,262	113,365
		8,535,619

Real estate 7.41%
Crown Castle International Corp. REIT	14,676,928	2,774,820
VICI Properties Inc. REIT[6]	33,152,506	1,050,934
Digital Realty Trust, Inc. REIT	5,164,190	796,886
Gaming and Leisure Properties, Inc. REIT[6]	11,769,264	547,153
Link Real Estate Investment Trust REIT	49,906,452	471,904
Federal Realty Investment Trust REIT	2,700,000	304,668
CK Asset Holdings Ltd.	43,727,780	274,433
MGM Growth Properties LLC REIT, Class A	6,949,942	250,337
Longfor Group Holdings Ltd.	33,459,500	208,698
TAG Immobilien AG	6,001,960	185,520
Charter Hall Group REIT	13,781,260	148,630
Equinix, Inc. REIT	205,490	148,109
American Tower Corp. REIT	406,642	103,600
Americold Realty Trust REIT	2,331,000	94,149
Embassy Office Parks REIT	21,328,000	90,011
Sun Hung Kai Properties Ltd.	5,855,353	88,421
Mindspace Business Parks REIT	21,491,600	86,895
Alexandria Real Estate Equities, Inc. REIT	472,920	85,646
Kimco Realty Corp. REIT	3,824,600	80,317
CTP NV2	4,503,328	76,068
China Resources Land Ltd.	14,010,000	65,742
AvalonBay Communities, Inc. REIT	122,468	23,514
PSP Swiss Property AG	141,200	17,409
		7,973,864

Utilities 7.11%
Enel SpA	107,965,464	1,073,069
Iberdrola, SA, non-registered shares[2]	77,175,636	1,042,433
DTE Energy Company	6,024,600	843,564
E.ON SE	63,851,940	769,656
Power Grid Corp. of India Ltd.	165,734,802	492,355
Duke Energy Corp.	4,655,600	468,772
Dominion Energy, Inc.	5,592,898	446,873
Southern Co.	5,432,500	359,469
Entergy Corp.	2,426,346	265,175
Engie SA2	10,328,301	153,601
ENGIE SA, bonus dividend[2,4]	3,818,624	56,790
Exelon Corp.	4,677,776	210,219
China Gas Holdings Ltd.	55,754,400	201,334
SSE PLC	9,390,878	190,389
AES Corp.	6,470,571	180,011
Endesa, SA	6,413,606	168,557
National Grid PLC	12,613,000	158,619
Public Service Enterprise Group Inc.	2,000,000	126,320
Sempra Energy	716,932	98,628
Power Assets Holdings Ltd.	9,434,000	57,993
Keppel Infrastructure Trust	136,036,941	56,224
Edison International	928,900	55,223
Powergrid Infrastructure Investment Trust[2,3,4]	40,000,400	54,002
Centrica PLC[2]	64,659,813	50,597

4	Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Ratch Group PCL, foreign registered	21,810,000	$35,372
Guangdong Investment Ltd.	21,446,000	33,020
NextEra Energy, Inc.	128,036	9,924
		7,658,189

Energy 5.20%
Chevron Corp.	10,323,305	1,064,023
TC Energy Corp. (CAD denominated)	15,799,104	781,632
TC Energy Corp.	4,786,599	236,793
Enbridge Inc. (CAD denominated)	19,940,323	769,126
Canadian Natural Resources, Ltd. (CAD denominated)	20,810,675	631,694
EOG Resources, Inc.	5,138,141	378,373
Royal Dutch Shell PLC, Class B	16,180,907	290,283
Royal Dutch Shell PLC, Class B (ADR)	738,100	26,431
ConocoPhillips	6,146,004	314,307
Total SE	6,931,811	306,891
Gazprom PJSC (ADR)	49,883,777	302,096
BP PLC	37,787,251	158,124
Equitrans Midstream Corp.	17,057,000	139,185
Schlumberger Ltd.	3,258,133	88,132
Exxon Mobil Corp.	1,267,600	72,557
Petronet LNG Ltd.	10,248,279	33,198
Diamond Offshore Drilling, Inc.[2,4]	427,001	2,338
Diamond Offshore Drilling, Inc.[2,3,4,5]	187,562	770
Diamond Offshore Drilling, Inc.[2,3,4]	109,712	601
Valaris Ltd.	30,871	732
		5,597,286

Materials 4.76%
Vale SA, ordinary nominative (ADR)	49,239,786	990,705
Vale SA, ordinary nominative	22,399,320	449,549
Rio Tinto PLC	10,461,786	877,876
BHP Group PLC	23,570,424	711,097
LyondellBasell Industries NV	4,770,650	494,907
Dow Inc.	4,586,849	286,678
Fortescue Metals Group Ltd.	15,051,000	261,921
Air Products and Chemicals, Inc.	839,933	242,304
Evonik Industries AG1	5,131,587	179,654
Asahi Kasei Corp.	15,237,300	160,543
BASF SE	1,736,500	140,043
Linde PLC	443,307	126,715
Celanese Corp.	626,214	98,096
Nexa Resources SA1	4,624,901	47,821
WestRock Co.	662,600	36,940
Amcor PLC (CDI)	1,901,200	22,189
		5,127,038

Communication services 4.74%
Comcast Corp., Class A	22,323,390	1,253,458
SoftBank Corp.	72,432,848	934,158
BCE Inc.	13,018,661	615,372
Verizon Communications Inc.	7,903,006	456,715
Koninklijke KPN NV	108,510,467	373,889
HKT Trust and HKT Ltd., units	234,922,060	341,144
TELUS Corp.	10,750,736	223,035
Indus Towers Ltd.	52,275,076	178,196
Vodafone Group PLC	67,980,215	128,433
Nippon Telegraph and Telephone Corp.	4,780,500	120,508
ITV PLC[2]	53,372,812	89,190
HKBN Ltd.	56,075,000	82,152
ProSiebenSat.1 Media SE2	3,562,000	77,276
Omnicom Group Inc.	931,500	76,625
Euskaltel, SA, non-registered shares	4,446,114	59,119
WPP PLC	3,004,327	40,479
Zegona Communications PLC[6]	14,394,740	26,738

Capital Income Builder	5

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Sanoma Oyj	1,001,195	$17,381
Frontier Communications Corp.[4]	238,276	6,455
Cumulus Media Inc., Class A2	33,691	324
		5,100,647

Industrials 3.99%
Raytheon Technologies Corp.	13,830,734	1,151,270
BOC Aviation Ltd.[6]	35,690,470	322,088
VINCI SA	2,877,543	316,201
Singapore Technologies Engineering Ltd.	100,226,700	290,720
Lockheed Martin Corp.	700,000	266,392
RELX PLC	9,792,839	254,191
Trinity Industries, Inc.[6]	7,712,016	213,160
Waste Management, Inc.	1,398,560	192,959
ABB Ltd.	5,690,901	184,763
Union Pacific Corp.	628,198	139,517
Stanley Black & Decker, Inc.	517,660	107,037
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	5,015,200	104,311
Cummins Inc.	391,200	98,598
Caterpillar Inc.	430,382	98,174
United Parcel Service, Inc., Class B	463,000	94,387
BAE Systems PLC	13,167,500	92,052
CCR SA, ordinary nominative	37,217,800	82,492
ALD SA	4,942,514	77,723
Deutsche Post AG	757,900	44,607
General Dynamics Corp.	224,400	42,688
Melrose Industries PLC	12,478,065	28,072
Honeywell International Inc.	112,209	25,027
Norfolk Southern Corp.	86,215	24,075
L3Harris Technologies, Inc.	112,066	23,448
Atlas Corp.[1]	1,103,600	15,208
Enav SpA	1,164,445	5,407
		4,294,567

Consumer discretionary 2.29%
Home Depot, Inc.	1,427,100	461,909
McDonald’s Corp.	1,179,200	278,386
Starbucks Corp.	2,064,174	236,327
Kering SA	273,238	218,945
Taylor Wimpey PLC	69,650,363	172,758
Hasbro, Inc.	1,697,069	168,774
Industria de Diseño Textil, SA	4,660,250	165,954
Cie. Financière Richemont SA, Class A	1,605,021	164,571
YUM! Brands, Inc.	949,600	113,496
Gree Electric Appliances, Inc. of Zhuhai, Class A	10,470,625	96,932
LVMH Moët Hennessy-Louis Vuitton SE	123,918	93,292
VF Corp.	1,000,784	87,729
Sands China Ltd.[2]	15,749,330	74,816
Darden Restaurants, Inc.	328,000	48,124
SAIC Motor Corp. Ltd., Class A	13,736,257	42,579
Dustin Group AB	1,318,000	16,456
Inchcape PLC	1,132,000	12,218
Thule Group AB	202,966	9,216
		2,462,482

Total common stocks (cost: $60,867,697,000)		83,301,839

Preferred securities 0.21%
Information technology 0.20%
Samsung Electronics Co., Ltd., nonvoting preferred shares	3,216,480	211,955

Financials 0.01%
CoBank, ACB, Class E, noncumulative preferred shares[3]	13,000	8,710

Total preferred securities (cost: $146,711,000)		220,665

6	Capital Income Builder

Rights & warrants 0.00%	Shares	Value (000)
Financials 0.00%
Euronext NV, rights, expire 2021[2]	312,150	$3,659

Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	684,470	292

Total rights & warrants (cost: $0)		3,951

Convertible stocks 1.05%
Utilities 0.40%
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	3,000,000	175,020
AES Corp., convertible preferred units, 6.875%, expire 2024	913,000	99,508
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	1,500,000	76,770
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	432,600	21,712
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	609,350	62,854
		435,864

Information technology 0.30%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	226,317	328,035

Health care 0.23%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	171,750	243,155

Industrials 0.09%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	749,200	91,410

Consumer discretionary 0.03%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	197,211	32,205

Total convertible stocks (cost: $887,891,000)		1,130,669

Convertible bonds & notes 0.05%	Principal amount (000)
Consumer discretionary 0.05%
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[3]	$40,000	56,340

Total convertible bonds & notes (cost: $40,282,000)		56,340

Bonds, notes & other debt instruments 17.11%
U.S. Treasury bonds & notes 7.61%
U.S. Treasury 6.52%
U.S. Treasury 3.125% 2021	75,000	75,079
U.S. Treasury 8.00% 2021	337,500	351,883
U.S. Treasury 8.125% 2021	124,000	126,892
U.S. Treasury 7.25% 2022	182,500	199,310
U.S. Treasury 7.625% 2022	39,700	44,269
U.S. Treasury 0.125% 2023	1,894	1,894
U.S. Treasury 6.25% 2023	350,000	398,357
U.S. Treasury 7.125% 2023	299,800	337,164
U.S. Treasury 7.50% 2024[7]	331,274	413,511
U.S. Treasury 0.375% 2025	438,000	429,895
U.S. Treasury 2.75% 2025	100,000	108,360
U.S. Treasury 2.875% 2025	150,000	163,550
U.S. Treasury 2.875% 2025	100,000	109,281
U.S. Treasury 6.875% 2025	145,145	183,268
U.S. Treasury 7.625% 2025	250,000	316,729
U.S. Treasury 0.50% 2026	24,727	24,360
U.S. Treasury 0.75% 2026	46	46
U.S. Treasury 6.00% 2026	206,000	256,518
U.S. Treasury 6.50% 2026	178,000	231,219
U.S. Treasury 6.75% 2026	35,000	45,586
U.S. Treasury 2.25% 2027	75	80

Capital Income Builder	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 6.125% 2027[7]	$317,000	$416,038
U.S. Treasury 6.375% 2027	85,000	112,193
U.S. Treasury 6.625% 2027	65,000	85,597
U.S. Treasury 1.25% 2028	284,000	283,211
U.S. Treasury 2.875% 2028	160,000	177,115
U.S. Treasury 5.25% 2028	89,000	113,969
U.S. Treasury 5.50% 2028	140,000	180,868
U.S. Treasury 5.25% 2029	25,000	32,164
U.S. Treasury 6.125% 2029	30,000	41,100
U.S. Treasury 6.25% 2030[7]	193,000	270,864
U.S. Treasury 1.125% 2031	4,239	4,047
U.S. Treasury 1.125% 2040	228,288	190,911
U.S. Treasury 1.375% 2040	3,047	2,655
U.S. Treasury 2.50% 2046	29,300	30,538
U.S. Treasury 2.875% 2046	20,300	22,655
U.S. Treasury 3.00% 2047[7]	116,000	132,596
U.S. Treasury 2.875% 2049	41,800	46,935
U.S. Treasury 3.00% 2049[7]	228,388	262,387
U.S. Treasury 1.25% 2050	272,000	210,999
U.S. Treasury 1.375% 2050	177,000	141,870
U.S. Treasury 1.625% 2050[7]	514,231	439,820
		7,015,783

U.S. Treasury inflation-protected securities 1.09%
U.S. Treasury Inflation-Protected Security 0.125% 2023[8]	59,014	61,916
U.S. Treasury Inflation-Protected Security 0.375% 2023[8]	112,998	121,162
U.S. Treasury Inflation-Protected Security 0.625% 2023[8]	135,547	144,326
U.S. Treasury Inflation-Protected Security 0.50% 2024[8]	156,397	170,363
U.S. Treasury Inflation-Protected Security 0.375% 2027[8]	80,626	90,728
U.S. Treasury Inflation-Protected Security 0.50% 2028[8]	133,260	150,232
U.S. Treasury Inflation-Protected Security 0.125% 2031[8]	176,781	193,072
U.S. Treasury Inflation-Protected Security 2.125% 2041[8]	889	1,304
U.S. Treasury Inflation-Protected Security 1.00% 2049[8]	140,765	179,776
U.S. Treasury Inflation-Protected Security 0.25% 2050[8]	2,966	3,164
U.S. Treasury Inflation-Protected Security 0.125% 2051[8]	52,825	54,492
		1,170,535

Total U.S. Treasury bonds & notes		8,186,318

Corporate bonds, notes & loans 5.62%
Financials 0.93%
ACE Capital Trust II, junior subordinated, 9.70% 2030	7,210	10,838
ACE INA Holdings Inc. 2.875% 2022	2,910	3,014
ACE INA Holdings Inc. 3.35% 2026	2,905	3,192
ACE INA Holdings Inc. 4.35% 2045	3,230	3,920
Ally Financial Inc. 5.75% 2025	2,500	2,867
Ally Financial Inc. 8.00% 2031	1,850	2,604
Ally Financial Inc. 8.00% 2031	1,235	1,702
American International Group, Inc. 4.20% 2028	14,815	16,766
American International Group, Inc. 4.375% 2050	10,310	11,909
AON Corp. 2.20% 2022	5,120	5,259
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,383
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[9]	3,025	3,111
Bank of America Corp. 0.81% 2024 (USD-SOFR + 0.74% on 10/24/2023)[9]	1,631	1,635
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[9]	2,662	2,796
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[9]	9,420	10,209
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[9]	7,242	8,227
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[9]	15,275	16,207
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	9,250	8,782
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[9]	29,284	27,806
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[9]	20,426	20,615
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[9]	3,620	3,667
Bank of America Corp. 2.831% 2051 (USD-SOFR + 1.88% on 10/24/2050)[9]	1,575	1,452
Bank of America Corp. 3.483% 2052 (USD-SOFR + 1.65% on 3/11/2051)[9]	9,944	10,210
Bank of Nova Scotia 1.05% 2026	13,600	13,464
Barclays Bank PLC 4.95% 2047	4,000	4,900
Berkshire Hathaway Finance Corp. 4.20% 2048	13,025	15,362
BNP Paribas 3.50% 2023[3]	25,000	26,354

8	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citigroup Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[9]	$10,460	$10,462
Commonwealth Bank of Australia 2.688% 2031[3]	3,500	3,425
Cooperatieve Rabobank UA 2.625% 2024[3]	4,450	4,706
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,9]	5,000	5,176
Credit Suisse Group AG 3.80% 2023	12,050	12,812
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,9]	12,338	13,653
Danske Bank AS 3.875% 2023[3]	9,250	9,894
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[9]	995	1,022
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[9]	3,775	3,826
FS Energy and Power Fund 7.50% 2023[3]	2,980	3,032
Goldman Sachs Group, Inc. 5.75% 2022	7,500	7,796
Goldman Sachs Group, Inc. 1.79% 2023[10]	1,465	1,510
Goldman Sachs Group, Inc. 3.50% 2025	25,571	27,825
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[9]	16,430	16,373
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[9]	15,772	17,437
Goldman Sachs Group, Inc. 2.60% 2030	8,367	8,550
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[9]	6,638	6,311
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[9]	19,143	19,253
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[9]	2,657	2,686
Groupe BPCE SA 2.75% 2023[3]	22,675	23,585
Hartford Financial Services Group, Inc. 3.60% 2049	1,818	1,922
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[9]	3,000	3,072
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[9]	12,500	14,210
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[9]	13,250	14,519
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[9]	2,170	2,117
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[9]	8,923	9,022
Icahn Enterprises Finance Corp. 4.375% 2029[3]	3,580	3,477
Intercontinental Exchange, Inc. 2.65% 2040	2,275	2,121
Intesa Sanpaolo SpA 3.375% 2023[3]	4,100	4,276
Intesa Sanpaolo SpA 5.017% 2024[3]	9,100	9,890
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[9]	7,560	8,189
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[9]	7,650	8,361
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[9]	3,473	3,963
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[9]	4,714	4,766
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[9]	40,548	38,580
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[9]	10,841	10,894
JPMorgan Chase & Co., Series I, junior subordinated, 3.656% (3-month USD-LIBOR + 3.47% on 7/30/2021)[9]	10,416	10,460
Ladder Capital Corp. 4.25% 2027[3]	3,000	2,949
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[9]	18,013	19,601
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[9]	6,250	6,254
Lloyds Banking Group PLC 4.375% 2028	5,375	6,100
LPL Financial Holdings Inc. 4.625% 2027[3]	6,275	6,561
LPL Financial Holdings Inc. 4.00% 2029[3]	2,500	2,503
Marsh & McLennan Companies, Inc. 2.25% 2030	6,708	6,677
Marsh & McLennan Companies, Inc. 4.90% 2049	2,730	3,558
MetLife, Inc. 4.55% 2030	11,593	13,629
Metropolitan Life Global Funding I 1.55% 2031[3]	14,288	13,336
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[9]	16,250	17,258
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[9]	27,305	28,849
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[9]	44,269	46,056
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[9]	6,451	6,485
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[9]	9,391	8,838
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[9]	15,772	14,954
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[9]	571	579
MSCI Inc. 4.00% 2029[3]	250	262
MSCI Inc. 3.875% 2031[3]	575	590
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	777
Navient Corp. 6.75% 2026	5,500	5,947
Navient Corp. 5.00% 2027	2,000	2,018
New York Life Global Funding 1.70% 2021[3]	10,000	10,055
New York Life Global Funding 2.25% 2022[3]	3,705	3,796
New York Life Insurance Company 3.75% 2050[3]	1,209	1,301
Prudential Financial, Inc. 4.35% 2050	3,185	3,789

Capital Income Builder	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Prudential Financial, Inc. 3.70% 2051	$5,495	$5,945
Rede D’Or Finance SARL 4.50% 2030[3]	5,600	5,508
Royal Bank of Canada 0.875% 2026	18,441	18,211
Royal Bank of Canada 1.20% 2026	25,000	24,939
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[9]	4,375	4,584
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[9]	4,275	4,826
Springleaf Finance Corp. 6.125% 2024	1,000	1,081
Starwood Property Trust, Inc. 5.00% 2021	2,000	2,023
Travelers Companies, Inc. 4.00% 2047	1,315	1,538
Travelers Companies, Inc. 4.05% 2048	2,753	3,237
Travelers Companies, Inc. 2.55% 2050	859	789
U.S. Bancorp 3.15% 2027	4,000	4,370
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[3,9]	6,500	6,849
UBS Group AG 4.375% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2026)[3,9]	2,450	2,447
Wells Fargo & Company 2.10% 2021	15,000	15,066
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[9]	15,000	15,696
Wells Fargo & Company 3.00% 2026	14,293	15,427
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[9]	6,950	7,503
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[9]	6,691	6,767
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[9]	10,599	10,982
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[9]	2,325	2,233
Willis North America Inc. 3.875% 2049	1,944	2,104
		996,271

Energy 0.84%
AI Candelaria (Spain), S.L.U. 7.50% 2028[3]	1,174	1,341
Apache Corp. 4.25% 2030	16,930	17,011
Apache Corp. 5.35% 2049	1,250	1,253
BP Capital Markets America Inc. 2.939% 2051	7,590	6,913
BP Capital Markets PLC 3.00% 2050	4,142	3,833
Canadian Natural Resources Ltd. 2.95% 2023	2,390	2,480
Canadian Natural Resources Ltd. 3.80% 2024	1,975	2,125
Canadian Natural Resources Ltd. 3.85% 2027	12,548	13,734
Canadian Natural Resources Ltd. 2.95% 2030	3,873	3,921
Cenovus Energy Inc. 3.80% 2023	3,060	3,225
Cenovus Energy Inc. 5.25% 2037	2,150	2,393
Cenovus Energy Inc. 5.40% 2047	5,935	6,770
Cheniere Energy, Inc. 3.70% 2029	5,684	6,057
Chesapeake Energy Corp. 5.50% 2026[3]	1,070	1,130
Chesapeake Energy Corp. 5.875% 2029[3]	920	992
Chevron Corp. 2.236% 2030	11,086	11,167
Chevron Corp. 3.078% 2050	1,273	1,244
Chevron USA Inc. 0.687% 2025	2,765	2,735
Chevron USA Inc. 3.25% 2029	4,050	4,397
Chevron USA Inc. 5.05% 2044	596	759
Chevron USA Inc. 4.95% 2047	3,676	4,689
CITGO Petroleum Corp. 7.00% 2025[3]	4,900	5,059
ConocoPhillips 4.30% 2028[3]	7,265	8,305
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[3,11]	638	179
CrownRock LP / CrownRock Finance, Inc. 5.00% 2029[3]	3,000	3,076
DCP Midstream Operating LP 5.375% 2025	2,000	2,198
DCP Midstream Operating LP 5.625% 2027	4,000	4,377
Diamond Offshore Drilling, Inc. 9.00% 2027[3,4,5,11]	729	729
Diamond Offshore Drilling, Inc. 9.00% 2027[4,5,11]	116	116
Diamondback Energy, Inc. 4.75% 2025	2,000	2,250
Enbridge Energy Partners, LP 5.875% 2025	21,262	25,214
Enbridge Energy Partners, LP 5.50% 2040	3,500	4,295
Enbridge Energy Partners, LP 7.375% 2045	22,161	33,060
Endeavor Energy Resources, LP 6.625% 2025[3]	2,850	3,039
Energean Israel Finance Ltd. 4.50% 2024[3]	915	940
Energean Israel Finance Ltd. 5.875% 2031[3]	1,060	1,097
Energy Transfer Operating, LP 5.00% 2050	12,827	13,540

10	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Energy Transfer Partners, LP 4.20% 2027	$9,400	$10,277
Energy Transfer Partners, LP 6.125% 2045	2,295	2,672
Energy Transfer Partners, LP 5.30% 2047	10,825	11,552
Energy Transfer Partners, LP 6.00% 2048	2,539	2,934
Energy Transfer Partners, LP 6.25% 2049	7,363	8,853
Energy Transfer Partners, LP, junior subordinated, 6.25% (3-month USD-LIBOR + 4.028% on 2/15/2023)[9]	7,500	6,375
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[9]	5,220	4,933
Enterprise Products Operating LLC 2.80% 2030	377	389
Enterprise Products Operating LLC 4.20% 2050	2,795	3,003
EQM Midstream Partners, LP 6.00% 2025[3]	2,500	2,734
EQM Midstream Partners, LP 6.50% 2027[3]	1,255	1,387
EQM Midstream Partners, LP 4.50% 2029[3]	2,290	2,279
EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[9]	2,000	2,305
EQT Corp. 3.90% 2027	3,020	3,152
EQT Corp. 5.00% 2029	155	170
EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[9]	15,000	19,200
Equinor ASA 3.625% 2028	13,165	14,582
Equinor ASA 3.25% 2049	7,583	7,611
Equinor ASA 3.70% 2050	3,550	3,856
Exxon Mobil Corp. 2.61% 2030	20,000	20,515
Exxon Mobil Corp. 3.452% 2051	4,253	4,349
Gray Oak Pipeline, LLC 2.60% 2025[3]	1,952	2,005
Guara Norte SARL 5.198% 2034[3]	1,272	1,283
Harvest Midstream I, LP 7.50% 2028[3]	3,000	3,241
Hilcorp Energy I, LP 5.75% 2029[3]	665	678
Hilcorp Energy I, LP 6.00% 2031[3]	450	465
Indigo Natural Resources LLC 5.375% 2029[3]	2,455	2,440
Kinder Morgan Energy Partners, LP 5.00% 2043	6,749	7,750
Kinder Morgan Energy Partners, LP 5.50% 2044	1,600	1,941
Kinder Morgan, Inc. 3.15% 2023	1,190	1,239
Kinder Morgan, Inc. 4.30% 2025	39,379	43,979
Kinder Morgan, Inc. 2.00% 2031	3,000	2,811
Kinder Morgan, Inc. 5.55% 2045	34,704	42,430
Kinder Morgan, Inc. 5.20% 2048	1,492	1,773
Kinder Morgan, Inc. 3.25% 2050	9,294	8,496
Kinder Morgan, Inc. 3.60% 2051	22,176	21,298
Leviathan Bond Ltd. 6.75% 2030[3]	1,390	1,564
Magellan Midstream Partners, LP 3.95% 2050	4,000	4,069
Marathon Oil Corp. 4.40% 2027	3,375	3,768
MPLX LP 3.50% 2022	5,000	5,210
MPLX LP 1.75% 2026	1,846	1,858
MPLX LP 4.125% 2027	2,445	2,724
MPLX LP 4.00% 2028	6,080	6,721
MPLX LP 2.65% 2030	4,654	4,600
MPLX LP 5.20% 2047	505	592
MPLX LP 5.50% 2049	17,368	21,161
Murphy Oil Corp. 5.875% 2027	1,005	1,011
Neptune Energy Group Holdings Ltd. 6.625% 2025[3]	4,955	5,037
New Fortress Energy Inc. 6.50% 2026[3]	6,985	7,137
NGL Energy Operating LLC 7.50% 2026[3]	7,435	7,797
NGPL PipeCo LLC 7.768% 2037[3]	2,000	2,694
Northriver Midstream Finance LP 5.625% 2026[3]	3,000	3,098
NuStar Logistics, LP 5.75% 2025	2,870	3,092
Occidental Petroleum Corp. 2.90% 2024	12,841	12,825
Occidental Petroleum Corp. 5.50% 2025	1,400	1,507
Occidental Petroleum Corp. 5.875% 2025	2,880	3,150
Occidental Petroleum Corp. 3.20% 2026	789	770
Occidental Petroleum Corp. 3.50% 2029	3,555	3,399
Occidental Petroleum Corp. 4.40% 2049	6,000	5,201
Oleoducto Central SA 4.00% 2027[3]	1,065	1,132
ONEOK, Inc. 2.20% 2025	966	994
ONEOK, Inc. 5.85% 2026	4,557	5,374
ONEOK, Inc. 4.00% 2027	616	675
ONEOK, Inc. 4.55% 2028	203	227
ONEOK, Inc. 4.35% 2029	360	398

Capital Income Builder	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
ONEOK, Inc. 3.10% 2030	$2,809	$2,854
ONEOK, Inc. 6.35% 2031	9,384	11,861
ONEOK, Inc. 4.95% 2047	628	697
ONEOK, Inc. 5.20% 2048	8,361	9,580
ONEOK, Inc. 4.45% 2049	1,510	1,576
ONEOK, Inc. 7.15% 2051	4,196	5,772
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	9,679
Petrobras Global Finance Co. 5.60% 2031	1,350	1,459
Petrobras Global Finance Co. 7.25% 2044	300	351
Petrobras Global Finance Co. 6.75% 2050	3,700	4,054
Petrobras Global Finance Co. 6.85% 2115	1,035	1,095
Petróleos Mexicanos 6.875% 2025[3]	5,500	6,011
Petróleos Mexicanos 4.50% 2026	2,032	2,047
Petróleos Mexicanos 6.84% 2030	3,618	3,722
Petróleos Mexicanos 5.95% 2031	580	561
Petróleos Mexicanos 6.75% 2047	1,190	1,054
Petróleos Mexicanos 6.35% 2048	4,571	3,902
Petróleos Mexicanos 7.69% 2050	2,200	2,121
Petróleos Mexicanos 6.95% 2060	1,275	1,130
Phillips 66 4.30% 2022	11,525	11,935
Phillips 66 Partners LP 3.605% 2025	540	581
Phillips 66 Partners LP 3.55% 2026	2,600	2,818
Phillips 66 Partners LP 3.75% 2028	670	722
Phillips 66 Partners LP 4.68% 2045	160	175
Phillips 66 Partners LP 4.90% 2046	735	827
Pioneer Natural Resources Company 1.90% 2030	9,539	8,925
Pioneer Natural Resources Company 2.15% 2031	7,911	7,487
Plains All American Pipeline, LP 3.80% 2030	1,135	1,170
Rattler Midstream Partners LP 5.625% 2025[3]	875	924
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	7,405
Sabine Pass Liquefaction, LLC 5.00% 2027	4,575	5,263
Sabine Pass Liquefaction, LLC 4.20% 2028	1,275	1,413
Sabine Pass Liquefaction, LLC 4.50% 2030	13,400	15,106
Schlumberger BV 4.00% 2025[3]	16,490	18,377
Shell International Finance BV 3.25% 2050	5,785	5,814
Southwestern Energy Co. 7.50% 2026	2,300	2,438
Southwestern Energy Co. 8.375% 2028	320	352
Sunoco Logistics Operating Partners, LP 4.00% 2027	1,325	1,427
Sunoco Logistics Operating Partners, LP 5.40% 2047	10,286	11,196
Sunoco LP 4.50% 2029[3]	1,700	1,719
Targa Resources Partners LP 6.875% 2029	3,110	3,495
Targa Resources Partners LP 5.50% 2030	2,190	2,374
TC PipeLines, LP 4.375% 2025	1,984	2,194
Total Capital International 3.127% 2050	5,931	5,700
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[9]	49,286	54,769
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 2.404% 2067[10]	1,000	822
TransCanada PipeLines Ltd. 4.10% 2030	14,805	16,637
Transportadora de Gas Peru SA 4.25% 2028[3]	1,090	1,187
Valaris 8.25% 2028[4]	221	230
Western Gas Partners LP 3.95% 2025	1,520	1,588
Western Gas Partners LP 4.65% 2026	3,105	3,330
Western Midstream Operating, LP 4.35% 2025[9]	5,040	5,336
Western Midstream Operating, LP 5.30% 2030[9]	3,755	4,102
Western Midstream Operating, LP 6.50% 2050[9]	3,956	4,481
Williams Companies, Inc. 3.50% 2030	8,885	9,497
Williams Partners LP 6.30% 2040	11,135	14,557
Williams Partners LP 5.10% 2045	3,874	4,507
		908,791

Health care 0.69%
Abbott Laboratories 3.40% 2023	3,702	3,970
Abbott Laboratories 3.75% 2026	3,549	4,017
AbbVie Inc. 5.00% 2021	17,996	18,319
AbbVie Inc. 2.90% 2022	10,000	10,374
AbbVie Inc. 3.45% 2022	3,000	3,065
AbbVie Inc. 3.80% 2025	5,573	6,108

12	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
AbbVie Inc. 2.95% 2026	$27,523	$29,498
AbbVie Inc. 3.20% 2029	20,000	21,397
AbbVie Inc. 4.75% 2045	1,000	1,197
Aetna Inc. 2.80% 2023	1,095	1,144
AmerisourceBergen Corp. 0.737% 2023	9,683	9,710
AmerisourceBergen Corp. 2.70% 2031	23,360	23,540
Amgen Inc. 2.45% 2030	20,000	20,284
Amgen Inc. 3.15% 2040	3,515	3,528
Amgen Inc. 3.375% 2050	6,000	5,969
Anthem, Inc. 2.95% 2022	12,000	12,461
Anthem, Inc. 2.375% 2025	6,984	7,331
AstraZeneca PLC 4.00% 2029	19,681	22,261
Bayer US Finance II LLC 4.375% 2028[3]	3,000	3,397
Becton, Dickinson and Company 2.894% 2022	2,213	2,270
Becton, Dickinson and Company 3.363% 2024	10,000	10,776
Becton, Dickinson and Company 3.734% 2024	1,504	1,647
Becton, Dickinson and Company 3.70% 2027	11,049	12,289
Boston Scientific Corp. 3.375% 2022	1,576	1,623
Boston Scientific Corp. 2.65% 2030	20,633	20,929
Bristol-Myers Squibb Company 2.90% 2024	12,161	13,038
Bristol-Myers Squibb Company 3.40% 2029	10,719	11,833
Bristol-Myers Squibb Company 2.55% 2050	2,300	2,067
Catalent, Inc. 3.125% 2029[3]	850	823
Centene Corp. 4.25% 2027	8,875	9,313
Centene Corp. 3.00% 2030	2,590	2,574
Centene Corp. 3.375% 2030	5,344	5,371
Charles River Laboratories International, Inc. 3.75% 2029[3]	445	453
Charles River Laboratories International, Inc. 4.00% 2031[3]	750	774
Cigna Corp. 2.375% 2031	11,356	11,225
Cigna Corp. 3.40% 2051	5,989	5,956
CVS Health Corp. 4.30% 2028	7,710	8,779
CVS Health Corp. 1.75% 2030	1,635	1,541
CVS Health Corp. 3.75% 2030	1,865	2,054
CVS Health Corp. 5.05% 2048	4,125	5,080
DaVita Inc. 4.625% 2030[3]	3,820	3,873
Eli Lilly and Co. 2.25% 2050	830	707
EMD Finance LLC 2.95% 2022[3]	4,900	4,992
EMD Finance LLC 3.25% 2025[3]	18,845	20,301
Emergent BioSolutions Inc. 3.875% 2028[3]	1,070	1,005
Encompass Health Corp. 4.50% 2028	1,270	1,319
Encompass Health Corp. 4.75% 2030	1,515	1,593
Encompass Health Corp. 4.625% 2031	470	499
Endo International PLC 5.875% 2024[3]	225	227
Gilead Sciences, Inc. 2.80% 2050	613	552
GlaxoSmithKline PLC 3.375% 2023	25,000	26,538
GlaxoSmithKline PLC 3.875% 2028	266	302
GlaxoSmithKline PLC 3.375% 2029	2,734	2,993
HCA Inc. 4.125% 2029	8,450	9,401
HCA Inc. 5.875% 2029	2,500	2,953
HCA Inc. 5.25% 2049	5,000	6,161
Jazz Securities Designated Activity Company 4.375% 2029[3]	2,050	2,099
Laboratory Corp. of America Holdings 4.70% 2045	6,900	7,988
Mallinckrodt PLC 5.625% 2023[3,12]	1,525	1,022
Merck & Co., Inc. 4.00% 2049	3,170	3,694
Molina Healthcare, Inc. 4.375% 2028[3]	1,595	1,641
Molina Healthcare, Inc. 3.875% 2030[3]	2,000	2,062
Novartis Capital Corp. 1.75% 2025	7,322	7,567
Novartis Capital Corp. 2.20% 2030	15,469	15,727
Organon Finance 1 LLC 5.125% 2031[3]	2,055	2,135
Pfizer Inc. 3.20% 2023	25,389	27,044
Pfizer Inc. 3.45% 2029	7,662	8,480
Pfizer Inc. 1.70% 2030	1,735	1,690
Regeneron Pharmaceuticals, Inc. 1.75% 2030	1,465	1,366
Regeneron Pharmaceuticals, Inc. 2.80% 2050	1,279	1,115
Shire PLC 2.875% 2023	2,730	2,867
Shire PLC 3.20% 2026	36,068	39,207
Syneos Health, Inc. 3.625% 2029[3]	1,540	1,507

Capital Income Builder	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Takeda Pharmaceutical Company, Ltd. 5.00% 2028		$5,780	$6,879
Tenet Healthcare Corp. 7.50% 2025[3]		1,500	1,618
Tenet Healthcare Corp. 5.125% 2027[3]		6,000	6,300
Teva Pharmaceutical Finance Co. BV 2.20% 2021		9,457	9,463
Teva Pharmaceutical Finance Co. BV 2.80% 2023		19,620	19,451
Teva Pharmaceutical Finance Co. BV 6.00% 2024		34,087	36,004
Teva Pharmaceutical Finance Co. BV 7.125% 2025		3,500	3,822
Teva Pharmaceutical Finance Co. BV 3.15% 2026		39,530	37,168
Teva Pharmaceutical Finance Co. BV 6.75% 2028		24,805	27,068
Teva Pharmaceutical Finance Co. BV 4.10% 2046		20,859	17,811
UnitedHealth Group Inc. 2.375% 2024		7,005	7,415
UnitedHealth Group Inc. 3.50% 2024		3,485	3,774
UnitedHealth Group Inc. 3.70% 2025		2,180	2,442
UnitedHealth Group Inc. 3.75% 2025		4,090	4,557
UnitedHealth Group Inc. 2.875% 2029		5,945	6,316
UnitedHealth Group Inc. 3.70% 2049		2,760	3,029
Zimmer Holdings, Inc. 3.15% 2022		2,400	2,450
			744,179

Communication services 0.63%
Alphabet Inc. 2.05% 2050		7,400	6,220
América Móvil, SAB de CV 6.45% 2022	MXN	45,000	2,252
América Móvil, SAB de CV 8.46% 2036		147,200	7,368
AT&T Inc. 2.75% 2031		$8,700	8,695
AT&T Inc. 2.25% 2032		7,565	7,179
AT&T Inc. 2.55% 2033[3]		5,181	4,943
AT&T Inc. 3.30% 2052		1,000	912
AT&T Inc. 3.50% 2053[3]		25,039	23,076
Cablevision Systems Corp. 5.75% 2030[3]		2,500	2,661
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024		2,500	2,734
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[3]		3,275	3,384
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028		1,400	1,518
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028		3,945	4,377
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[3]		2,000	2,092
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[3]		3,950	4,024
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[3]		2,475	2,586
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[3]		3,650	3,655
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[3]		20,425	20,610
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051		6,943	6,546
CenturyLink, Inc. 7.50% 2024		17,069	19,123
CenturyLink, Inc. 4.00% 2027[3]		3,950	4,029
CenturyLink, Inc., Series T, 5.80% 2022		4,818	4,976
Comcast Corp. 3.00% 2024		6,919	7,396
Comcast Corp. 3.95% 2025		4,175	4,691
Comcast Corp. 2.35% 2027		3,220	3,378
Comcast Corp. 3.15% 2028		7,500	8,135
Comcast Corp. 2.65% 2030		30,228	31,189
Comcast Corp. 2.45% 2052		16,705	14,407
CSC Holdings, LLC 5.50% 2026[3]		2,000	2,059
Discovery Communications, Inc. 4.65% 2050		1,120	1,243
Embarq Corp. 7.995% 2036		3,000	3,498
Frontier Communications Holdings, LLC 5.875% 2029[3,4,5]		731	746
Lamar Media Corp. 4.875% 2029		4,650	4,906
Level 3 Communications, Inc. 3.875% 2029[3]		2,500	2,662
Level 3 Financing, Inc. 3.75% 2029[3]		2,015	1,967
Match Group, Inc. 4.625% 2028[3]		4,025	4,161
Netflix, Inc. 3.625% 2025[3]		5,575	6,004
Netflix, Inc. 4.875% 2030[3]		4,650	5,400
News Corp. 3.875% 2029[3]		2,125	2,170
OUTFRONT Media Capital LLC 4.625% 2030[3]		6,650	6,592
SBA Tower Trust 1.631% 2051[3,4]		22,469	22,538
Scripps Escrow II, Inc. 3.875% 2029[3]		1,250	1,244
Sinclair Television Group, Inc. 4.125% 2030[3]		3,175	3,100
Sirius XM Radio Inc. 3.875% 2022[3]		4,625	4,654
SoftBank Group Corp. 3.36% 2023[3]		1,250	1,260
Sprint Corp. 11.50% 2021		124,685	131,639
Sprint Corp. 6.875% 2028		32,170	40,575

14	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Sprint Corp. 8.75% 2032	$8,710	$12,925
TEGNA Inc. 4.75% 2026[3]	975	1,038
TEGNA Inc. 4.625% 2028	3,500	3,579
T-Mobile US, Inc. 3.50% 2025[3]	6,550	7,111
T-Mobile US, Inc. 3.75% 2027[3]	10,000	11,028
T-Mobile US, Inc. 2.625% 2029	1,625	1,585
T-Mobile US, Inc. 3.875% 2030[3]	8,975	9,788
T-Mobile US, Inc. 2.55% 2031[3]	2,700	2,660
T-Mobile US, Inc. 2.875% 2031	1,625	1,588
T-Mobile US, Inc. 3.50% 2031	25,000	25,406
T-Mobile US, Inc. 3.00% 2041[3]	10,991	10,294
T-Mobile US, Inc. 4.50% 2050[3]	3,125	3,529
T-Mobile US, Inc. 3.30% 2051[3]	8,474	7,914
Verizon Communications Inc. 1.45% 2026	11,025	11,100
Verizon Communications Inc. 3.00% 2027	1,850	1,990
Verizon Communications Inc. 4.329% 2028	7,846	9,051
Verizon Communications Inc. 1.68% 2030[3]	6,240	5,855
Verizon Communications Inc. 2.55% 2031	26,700	26,786
Verizon Communications Inc. 3.40% 2041	11,920	12,228
Verizon Communications Inc. 2.875% 2050	17,319	15,788
Verizon Communications Inc. 3.55% 2051	11,074	11,270
Verizon Communications Inc. 3.70% 2061	13,255	13,436
Vodafone Group PLC 4.25% 2050	5,950	6,630
Walt Disney Company 3.60% 2051	6,393	6,895
		678,048

Utilities 0.60%
AEP Transmission Co. LLC 3.65% 2050	1,625	1,778
AES Corp. 3.95% 2030[3]	1,225	1,320
AES Corp. 2.45% 2031[3]	4,700	4,546
AES Panama Generation Holdings SRL 4.375% 2030[3]	1,095	1,138
Ameren Corp. 2.50% 2024	1,616	1,703
Ameren Corp. 1.75% 2028	4,325	4,240
Ameren Corp. 3.50% 2031	20,125	21,766
American Electric Power Company, Inc. 1.00% 2025	2,475	2,447
American Electric Power Company, Inc. 3.25% 2050	775	742
Berkshire Hathaway Energy Company 2.85% 2051	16,941	15,687
CenterPoint Energy, Inc. 2.50% 2022	1,840	1,888
CenterPoint Energy, Inc. 3.85% 2024	9,758	10,586
CenterPoint Energy, Inc. 2.95% 2030	5,450	5,625
CenterPoint Energy, Inc. 2.90% 2050	150	144
CMS Energy Corp. 3.00% 2026	703	750
CMS Energy Corp. 4.875% 2044	1,275	1,545
Commonwealth Edison Co. 2.95% 2027	7,450	8,054
Consumers Energy Co. 3.25% 2046	3	3
Consumers Energy Co. 4.05% 2048	6,425	7,540
Consumers Energy Co. 3.10% 2050	12,402	12,610
Consumers Energy Co. 3.75% 2050	5,625	6,403
Dominion Resources, Inc. 2.00% 2021	6,570	6,590
Dominion Resources, Inc., junior subordinated, 3.071% 2024[9]	5,225	5,575
Duke Energy Carolinas, LLC 2.45% 2029	13,675	13,994
Duke Energy Carolinas, LLC 3.20% 2049	2,373	2,399
Duke Energy Corp. 3.95% 2023	985	1,058
Duke Energy Ohio, Inc. 2.125% 2030	1,325	1,309
Edison International 3.55% 2024	9,775	10,532
Edison International 4.95% 2025	2,925	3,280
Edison International 5.75% 2027	5,642	6,613
Edison International 4.125% 2028	2,158	2,332
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[9]	20,554	23,829
Emera US Finance LP 2.70% 2021	2,885	2,890
Empresas Publicas de Medellin ESP 4.25% 2029	1,513	1,526
Empresas Publicas de Medellin ESP 4.375% 2031[3]	1,120	1,126
ENN Energy Holdings Ltd. 2.625% 2030[3]	4,254	4,155
Entergy Corp. 4.00% 2022	4,435	4,599
Entergy Corp. 2.95% 2026	7,750	8,316
Entergy Corp. 1.60% 2030	2,000	1,891
Entergy Corp. 2.40% 2031	5,925	5,803

Capital Income Builder	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Entergy Corp. 3.75% 2050	$1,675	$1,747
Entergy Louisiana, LLC 4.20% 2048	7,950	9,353
Entergy Texas, Inc. 1.75% 2031	2,150	2,025
Evergy Metro, Inc. 2.25% 2030	2,326	2,328
Eversource Energy 2.375% 2022	1,410	1,444
Eversource Energy 2.75% 2022	528	538
Eversource Energy 2.80% 2023	1,870	1,944
Eversource Energy 3.80% 2023	15,000	16,175
Exelon Corp. 3.40% 2026	1,570	1,711
Exelon Corp. 4.45% 2046	8,115	9,531
Exelon Corp., junior subordinated, 3.497% 2022[9]	12,000	12,365
FirstEnergy Corp. 3.35% 2022[9]	359	366
FirstEnergy Corp. 2.05% 2025	1,502	1,515
FirstEnergy Corp. 1.60% 2026	2,600	2,531
FirstEnergy Corp. 4.40% 2027[9]	27,785	30,456
FirstEnergy Corp. 2.25% 2030	4,837	4,565
FirstEnergy Corp. 3.40% 2050	11,650	10,805
FirstEnergy Corp., Series B, 4.75% 2023[9]	1,262	1,339
Florida Power & Light Co. 3.15% 2049	240	247
Investment Energy Resources Ltd. 6.25% 2029[3]	1,340	1,432
IPALCO Enterprises, Inc. 3.70% 2024	2,000	2,162
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	2,500	2,690
Northern States Power Co. 3.60% 2046	1,195	1,303
Northern States Power Co. 2.60% 2051	5,063	4,673
Northern States Power Co. 3.20% 2052	6,347	6,540
Oncor Electric Delivery Company LLC 0.55% 2025[3]	7,000	6,829
Pacific Gas and Electric Co. 3.25% 2023	16,490	17,168
Pacific Gas and Electric Co. 3.85% 2023	2,327	2,471
Pacific Gas and Electric Co. 3.40% 2024	3,665	3,907
Pacific Gas and Electric Co. 3.75% 2024	400	425
Pacific Gas and Electric Co. 2.95% 2026	12,987	13,414
Pacific Gas and Electric Co. 3.15% 2026	1,365	1,423
Pacific Gas and Electric Co. 3.30% 2027	1,749	1,822
Pacific Gas and Electric Co. 3.30% 2027	738	763
Pacific Gas and Electric Co. 4.65% 2028	2,500	2,752
Pacific Gas and Electric Co. 4.55% 2030	1,252	1,347
Pacific Gas and Electric Co. 2.50% 2031	45,870	43,239
Pacific Gas and Electric Co. 3.25% 2031	1,300	1,287
Pacific Gas and Electric Co. 3.30% 2040	10,657	9,505
Pacific Gas and Electric Co. 3.50% 2050	32,794	28,457
PacifiCorp. 3.30% 2051	1,850	1,891
PG&E Corp. 5.00% 2028	1,595	1,673
PG&E Corp. 5.25% 2030	890	951
Progress Energy, Inc. 7.00% 2031	4,000	5,443
Progress Energy, Inc. 7.75% 2031	2,500	3,533
Public Service Company of Colorado 1.875% 2031	4,925	4,784
Public Service Electric and Gas Co. 0.95% 2026	11,825	11,733
Public Service Electric and Gas Co. 3.20% 2029	9,000	9,752
Public Service Electric and Gas Co. 3.85% 2049	490	553
Public Service Electric and Gas Co. 2.05% 2050	50	41
Public Service Enterprise Group Inc. 3.20% 2049	5,768	5,963
Puget Energy, Inc. 5.625% 2022	6,525	6,849
Puget Energy, Inc. 3.65% 2025	8,500	9,180
San Diego Gas & Electric Co. 1.70% 2030	7,750	7,410
San Diego Gas & Electric Co. 4.10% 2049	1,750	2,044
San Diego Gas & Electric Co. 3.32% 2050	3,675	3,773
Southern California Edison Co., (3-month USD-LIBOR + 0.27%) 0.454% 2021[10]	6,200	6,200
Southern California Edison Co. 1.845% 2022	2,203	2,206
Southern California Edison Co. 3.65% 2028	3,033	3,318
Southern California Edison Co. 2.85% 2029	4,667	4,800
Southern California Edison Co. 4.20% 2029	7,000	7,877
Southern California Edison Co. 2.25% 2030	4,515	4,412
Southern California Edison Co. 4.00% 2047	15,851	16,542
Southern California Edison Co. 4.125% 2048	6,667	7,127
Southern California Edison Co. 3.65% 2050	1,538	1,544
Southern California Edison Co. 2.95% 2051	3,368	3,060
Southern California Edison Co., Series C, 3.60% 2045	4,463	4,460

16	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Gas Company 2.55% 2030	$1,925	$1,973
Talen Energy Corp. 7.25% 2027[3]	2,290	2,359
Talen Energy Supply, LLC 7.625% 2028[3]	705	732
Tampa Electric Co. 2.60% 2022	1,200	1,228
Virginia Electric and Power Co. 3.45% 2024	1,860	1,997
Virginia Electric and Power Co. 2.45% 2050	950	835
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,373
Wisconsin Power and Light Co. 3.65% 2050	800	871
Xcel Energy Inc. 2.60% 2029	3,875	3,963
Xcel Energy Inc. 6.50% 2036	3,000	4,249
Xcel Energy Inc. 3.50% 2049	7,100	7,281
		646,906

Consumer discretionary 0.50%
Amazon.com, Inc. 2.50% 2050	7,035	6,336
Amazon.com, Inc. 2.70% 2060	3,735	3,369
Bayerische Motoren Werke AG 3.15% 2024[3]	11,000	11,772
Bayerische Motoren Werke AG 2.55% 2031[3]	2,766	2,854
BMW Finance NV 2.25% 2022[3]	3,000	3,074
Booking Holdings Inc. 4.625% 2030	8,000	9,383
Burlington Coat Factory Warehouse Corp. 6.25% 2025[3]	3,000	3,191
Carnival Corp. 11.50% 2023[3]	38,085	43,815
Carnival Corp. 10.50% 2026[3]	2,270	2,678
Ford Motor Credit Company LLC 4.00% 2030	9,225	9,433
General Motors Company 6.80% 2027	3,226	4,059
General Motors Financial Co. 4.375% 2021	1,000	1,015
General Motors Financial Co. 3.45% 2022	20,390	20,856
General Motors Financial Co. 4.30% 2025	5,000	5,545
Hanesbrands Inc. 5.375% 2025[3]	500	527
Harley-Davidson, Inc. 3.35% 2025[3]	3,135	3,335
Hilton Worldwide Holdings Inc. 5.75% 2028[3]	6,000	6,464
Hilton Worldwide Holdings Inc. 4.00% 2031[3]	1,195	1,209
Home Depot, Inc. 0.90% 2028	5,185	4,998
Home Depot, Inc. 2.95% 2029	4,775	5,117
Home Depot, Inc. 3.125% 2049	7,117	7,222
Hyundai Capital America 3.10% 2022[3]	26,390	26,994
International Game Technology PLC 6.25% 2027[3]	7,000	7,873
Levi Strauss & Co. 3.50% 2031[3]	465	464
Lowe’s Companies, Inc. 4.05% 2047	4	4
Lowe’s Companies, Inc. 3.00% 2050	7,647	7,230
Marriott International, Inc. 2.85% 2031	4,600	4,577
Massachusetts Institute of Technology 2.294% 2051	5,025	4,559
McDonald’s Corp. 2.625% 2022	1,035	1,052
McDonald’s Corp. 3.70% 2026	7,015	7,806
McDonald’s Corp. 2.125% 2030	4,136	4,101
McDonald’s Corp. 4.45% 2047	5,100	6,004
McDonald’s Corp. 3.625% 2049	4,898	5,158
Melco International Development Ltd. 5.375% 2029[3]	3,380	3,605
MercadoLibre, Inc. 3.125% 2031	1,055	1,011
MGM Growth Properties LLC 5.625% 2024	2,245	2,423
MGM Growth Properties LLC 3.875% 2029[3]	1,815	1,840
MGM Resorts International 6.00% 2023	4,000	4,287
MGM Resorts International 6.75% 2025	1,500	1,611
Morongo Band of Mission Indians 7.00% 2039[3]	5,000	6,268
Newell Rubbermaid Inc. 4.35% 2023	1,750	1,847
NIKE, Inc. 3.875% 2045	7,145	8,264
Nissan Motor Co., Ltd. 4.81% 2030[3]	3,750	4,168
Nordstrom, Inc. 4.25% 2031[3]	4,000	4,057
Norwegian Cruise Line Holdings Ltd. 10.25% 2026[3]	4,745	5,593
President & Fellows of Harvard College 2.517% 2050	2,730	2,620
Royal Caribbean Cruises Ltd. 10.875% 2023[3]	61,930	71,173
Royal Caribbean Cruises Ltd. 11.50% 2025[3]	90,459	104,904
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	2,000	2,065
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[3]	6,007	6,649
Sands China Ltd. 5.40% 2028	2,000	2,271
Starbucks Corp. 3.10% 2023	28,233	29,602
Starbucks Corp. 4.50% 2048	8,190	9,664

Capital Income Builder	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Toyota Motor Corp. 2.362% 2031	$4,122	$4,185
Toyota Motor Credit Corp. 1.15% 2027	7,387	7,241
Toyota Motor Credit Corp. 3.375% 2030	3,910	4,303
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[3]	2,390	2,412
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[3]	2,145	2,181
Volkswagen Group of America Finance, LLC 4.00% 2021[3]	6,765	6,896
Wyndham Worldwide Corp. 4.375% 2028[3]	1,560	1,612
Wynn Resorts Ltd. 7.75% 2025[3]	2,325	2,516
Wynn Resorts Ltd. 5.125% 2029[3]	6,000	6,210
		543,552

Consumer staples 0.45%
7-Eleven, Inc. 0.80% 2024[3]	4,805	4,800
7-Eleven, Inc. 0.95% 2026[3]	3,705	3,640
7-Eleven, Inc. 1.30% 2028[3]	1,985	1,914
7-Eleven, Inc. 1.80% 2031[3]	15,300	14,486
7-Eleven, Inc. 2.50% 2041[3]	2,360	2,152
7-Eleven, Inc. 2.80% 2051[3]	7,405	6,716
Albertsons Companies, Inc. 4.875% 2030[3]	3,000	3,127
Altria Group, Inc. 4.75% 2021	1,500	1,500
Altria Group, Inc. 2.625% 2026	1,375	1,439
Altria Group, Inc. 4.40% 2026	9,321	10,535
Altria Group, Inc. 4.80% 2029	2,962	3,372
Altria Group, Inc. 5.95% 2049	10,267	12,645
Altria Group, Inc. 4.45% 2050	778	790
Altria Group, Inc. 3.70% 2051	6,837	6,144
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	12,500	14,957
Anheuser-Busch InBev NV 4.75% 2029	25,627	30,098
Anheuser-Busch InBev NV 4.60% 2048	2,958	3,417
Anheuser-Busch InBev NV 5.55% 2049	7,826	10,134
Anheuser-Busch InBev NV 4.50% 2050	2,500	2,871
ARAMARK Corp. 6.375% 2025[3]	2,000	2,130
British American Tobacco PLC 3.557% 2027	45,650	48,663
British American Tobacco PLC 4.70% 2027	7,862	8,873
British American Tobacco PLC 4.906% 2030	5,000	5,645
British American Tobacco PLC 4.39% 2037	6,870	7,078
British American Tobacco PLC 4.54% 2047	5,724	5,647
British American Tobacco PLC 4.758% 2049	7,099	7,202
Coca-Cola Company 1.75% 2024	3,500	3,650
Coca-Cola Company 1.375% 2031	9,760	9,076
Coca-Cola Company 2.50% 2051	6,180	5,525
Conagra Brands, Inc. 4.30% 2024	5,000	5,517
Conagra Brands, Inc. 4.60% 2025	6,790	7,772
Conagra Brands, Inc. 5.30% 2038	739	919
Conagra Brands, Inc. 5.40% 2048	4,640	6,003
Constellation Brands, Inc. 2.65% 2022	2,615	2,699
Constellation Brands, Inc. 2.70% 2022	415	424
Costco Wholesale Corp. 1.60% 2030	10,131	9,804
JBS USA Lux SA 5.50% 2030[3]	3,150	3,469
Keurig Dr Pepper Inc. 3.551% 2021	4,675	4,684
Keurig Dr Pepper Inc. 4.057% 2023	8,602	9,205
Keurig Dr Pepper Inc. 4.597% 2028	8,441	9,826
Keurig Dr Pepper Inc. 5.085% 2048	3,198	4,075
Keurig Dr Pepper Inc. 3.80% 2050	2,434	2,602
Kimberly-Clark Corp. 3.10% 2030	472	513
Kraft Heinz Company 3.00% 2026	2,072	2,192
Kraft Heinz Company 3.875% 2027	2,795	3,046
Kraft Heinz Company 4.25% 2031	1,816	2,005
Kraft Heinz Company 5.20% 2045	8,000	9,484
Kraft Heinz Company 5.50% 2050	1,177	1,465
MARB BondCo PLC 3.95% 2031[3]	1,677	1,596
NBM US Holdings, Inc. 6.625% 2029[3]	3,000	3,334
Nestlé Holdings, Inc. 3.35% 2023[3]	14,000	14,958
PepsiCo, Inc. 1.40% 2031	4,555	4,281
PepsiCo, Inc. 3.50% 2040	8,050	8,857
Philip Morris International Inc. 2.375% 2022	5,595	5,748
Philip Morris International Inc. 2.50% 2022	5,000	5,160

18	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International Inc. 2.625% 2022	$6,125	$6,230
Philip Morris International Inc. 2.125% 2023	2,500	2,591
Philip Morris International Inc. 1.75% 2030	5,773	5,446
Philip Morris International Inc. 2.10% 2030	7,950	7,753
Procter & Gamble Company 0.55% 2025	17,850	17,718
Procter & Gamble Company 3.00% 2030	4,159	4,520
Reckitt Benckiser Group PLC 2.375% 2022[3]	2,870	2,932
Reckitt Benckiser Treasury Services PLC 2.75% 2024[3]	2,215	2,344
Reynolds American Inc. 4.45% 2025	15,045	16,757
Reynolds American Inc. 5.85% 2045	9,362	10,806
TreeHouse Foods, Inc. 4.00% 2028	725	722
Wal-Mart Stores, Inc. 2.85% 2024	26,265	28,220
Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,470
		482,373

Information technology 0.42%
Adobe Inc. 2.30% 2030	13,520	13,754
Apple Inc. 0.55% 2025	11,231	11,119
Apple Inc. 1.125% 2025	10,108	10,235
Apple Inc. 1.65% 2031	10,309	9,945
Apple Inc. 2.375% 2041	13,711	12,914
Apple Inc. 2.40% 2050	7,587	6,791
Apple Inc. 2.65% 2051	15,366	14,292
Apple Inc. 2.80% 2061	3,478	3,198
Black Knight Inc. 3.625% 2028[3]	1,880	1,842
Broadcom Inc. 4.70% 2025	24,028	27,118
Broadcom Inc. 4.75% 2029	5,000	5,694
Broadcom Inc. 5.00% 2030	9,193	10,582
Broadcom Inc. 2.45% 2031[3]	2,905	2,774
Broadcom Inc. 4.30% 2032	9,741	10,763
Broadcom Inc. 2.60% 2033[3]	2,990	2,826
Broadcom Inc. 3.469% 2034[3]	9,510	9,625
Broadcom Inc. 3.50% 2041[3]	2,338	2,260
Broadcom Inc. 3.75% 2051[3]	9,139	8,845
Broadcom Ltd. 3.875% 2027	2,365	2,593
Dell Inc. 8.35% 2046[3]	3,878	6,088
Fidelity National Information Services, Inc. 0.60% 2024	11,101	11,082
Fidelity National Information Services, Inc. 2.25% 2031	7,145	7,032
Fidelity National Information Services, Inc. 3.10% 2041	1,981	1,967
Fiserv, Inc. 3.50% 2029	17,487	18,968
Fiserv, Inc. 2.65% 2030	8,614	8,779
Fiserv, Inc. 4.40% 2049	8,946	10,455
Fortinet, Inc. 2.20% 2031	1,285	1,252
Gartner, Inc. 4.50% 2028[3]	1,600	1,684
Global Payments Inc. 1.20% 2026	2,712	2,685
Global Payments Inc. 2.90% 2030	8,423	8,647
Lenovo Group Ltd. 5.875% 2025	38,190	43,341
Mastercard Inc. 3.35% 2030	17,519	19,437
Mastercard Inc. 1.90% 2031	6,177	6,139
Mastercard Inc. 3.85% 2050	1,980	2,270
Microsoft Corp. 1.55% 2021	13,755	13,790
Microsoft Corp. 2.875% 2024	5,150	5,484
Microsoft Corp. 3.125% 2025	3,250	3,557
Microsoft Corp. 2.921% 2052	900	901
Oracle Corp. 2.80% 2021	15,724	15,796
Oracle Corp. 2.95% 2030	12,261	12,703
Oracle Corp. 2.875% 2031	8,823	8,977
Oracle Corp. 3.60% 2040	7,345	7,529
Oracle Corp. 3.60% 2050	15,737	15,547
Oracle Corp. 3.95% 2051	3,571	3,722
PayPal Holdings, Inc. 2.85% 2029	3,968	4,196
PayPal Holdings, Inc. 3.25% 2050	3,175	3,206
ServiceNow, Inc. 1.40% 2030	7,505	6,862
SK hynix, Inc. 2.375% 2031[3]	1,192	1,146
Visa Inc. 2.05% 2030	18,333	18,562

Capital Income Builder	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Visa Inc. 1.10% 2031	$5,687	$5,281
Visa Inc. 2.70% 2040	4,310	4,288
Visa Inc. 2.00% 2050	4,551	3,794
		452,337

Industrials 0.32%
Airbus Group SE 2.70% 2023[3]	4,445	4,627
Allison Transmission Holdings, Inc. 3.75% 2031[3]	2,650	2,561
American Airlines, Inc. 5.75% 2029[3]	6,000	6,436
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	211	213
Avolon Holdings Funding Ltd. 3.95% 2024[3]	4,016	4,255
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[9]	6,700	7,696
Boeing Company 4.508% 2023	25,029	26,737
Boeing Company 3.10% 2026	7,750	8,153
Boeing Company 5.15% 2030	1,491	1,736
Boeing Company 3.625% 2031	9,349	9,841
Boeing Company 3.60% 2034	5,000	5,102
Boeing Company 3.90% 2049	4,696	4,710
Boeing Company 5.805% 2050	2,125	2,733
Booz Allen Hamilton Inc. 3.875% 2028[3]	1,125	1,125
Burlington Northern Santa Fe LLC 3.30% 2051	10,391	10,591
Burlington Northern Santa Fe LLC 3.05% 2051	3,101	3,050
Carrier Global Corp. 2.242% 2025	1,360	1,419
Carrier Global Corp. 2.493% 2027	1,125	1,181
Carrier Global Corp. 2.722% 2030	20,097	20,480
Carrier Global Corp. 3.377% 2040	1,483	1,499
Carrier Global Corp. 3.577% 2050	3,353	3,378
CSX Corp. 2.40% 2030	13,078	13,253
CSX Corp. 4.50% 2049	6,729	7,969
CSX Corp. 2.50% 2051	4,175	3,605
Delta Air Lines Inc. 7.00% 2025[3]	5,000	5,817
General Electric Capital Corp. 3.373% 2025	9,000	9,807
General Electric Capital Corp. 4.418% 2035	6,500	7,486
General Electric Co. 3.625% 2030	5,325	5,791
General Electric Co. 4.25% 2040	4,800	5,371
General Electric Co. 4.35% 2050	11,615	12,954
GFL Environmental Inc. 3.75% 2025[3]	2,500	2,549
Hexcel Corp. 4.20% 2027	1,337	1,420
Hillenbrand, Inc. 3.75% 2031	4,700	4,665
Icahn Enterprises Finance Corp. 6.25% 2026	500	528
Mexico City Airport Trust 5.50% 2047	2,500	2,541
Moog Inc. 4.25% 2027[3]	461	475
Norfolk Southern Corp. 2.55% 2029	3,485	3,595
Norfolk Southern Corp. 3.40% 2049	2,406	2,452
Norfolk Southern Corp. 3.05% 2050	2,471	2,373
Otis Worldwide Corp. 2.056% 2025	19,743	20,544
Otis Worldwide Corp. 2.565% 2030	8,015	8,162
Raytheon Technologies Corp. 3.125% 2050	11,557	11,261
Rolls-Royce PLC 5.75% 2027[3]	4,415	4,743
SkyMiles IP Ltd. 4.75% 2028[3]	1,840	2,022
SkyMiles IP Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[10,13]	2,000	2,105
Spirit AeroSystems, Inc. 7.50% 2025[3]	1,640	1,760
The Brink’s Co. 5.50% 2025[3]	3,500	3,699
TransDigm Inc. 8.00% 2025[3]	9,568	10,406
TransDigm Inc. 6.25% 2026[3]	2,700	2,862
Union Pacific Corp. 3.15% 2024	4,500	4,834
Union Pacific Corp. 2.40% 2030	3,000	3,051
Union Pacific Corp. 2.891% 2036[3]	6,065	6,117
Union Pacific Corp. 4.30% 2049	9,501	11,129
Union Pacific Corp. 3.95% 2059	4,500	4,885
United Airlines Holdings, Inc. 6.50% 2027[3]	3,795	4,170
United Airlines, Inc. 4.375% 2026[3]	1,080	1,122
United Airlines, Inc. 4.625% 2029[3]	875	910
United Rentals, Inc. 4.00% 2030	1,000	1,027

20	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
United Technologies Corp. 3.125% 2027	$12,375	$13,415
WESCO Distribution, Inc. 7.125% 2025[3]	3,150	3,406
WESCO Distribution, Inc. 7.25% 2028[3]	3,430	3,812
		345,616

Materials 0.13%
Air Products and Chemicals, Inc. 2.05% 2030	2,107	2,111
Anglo American Capital PLC 2.625% 2030[3]	2,819	2,782
Anglo American Capital PLC 3.95% 2050[3]	803	832
Axalta Coating Systems LLC 4.75% 2027[3]	3,675	3,854
Ball Corp. 2.875% 2030	4,600	4,449
Braskem Idesa SAPI 7.45% 2029[3]	2,842	2,883
Braskem SA 4.50% 2030[3]	3,575	3,637
Braskem SA 5.875% 2050[3]	4,000	4,183
Cleveland-Cliffs Inc. 9.875% 2025[3]	926	1,088
Consolidated Energy Finance SA 6.50% 2026[3]	3,060	3,045
Dow Chemical Co. 3.625% 2026	4,265	4,710
Dow Chemical Co. 5.55% 2048	2,500	3,363
Dow Chemical Co. 4.80% 2049	10,476	12,865
Graphic Packaging International, Inc. 3.50% 2028[3]	5,000	4,986
LYB International Finance III, LLC 2.25% 2030	4,024	3,936
LYB International Finance III, LLC 4.20% 2050	7,587	8,306
LYB International Finance III, LLC 3.625% 2051	6,467	6,480
Mercer International Inc. 5.125% 2029[3]	1,325	1,371
Methanex Corp. 5.125% 2027	4,430	4,684
Mosaic Co. 4.25% 2023	1,700	1,837
Nova Chemicals Corp. 4.875% 2024[3]	1,500	1,585
Nova Chemicals Corp. 5.25% 2027[3]	3,840	4,086
Nutrien Ltd. 5.00% 2049	985	1,252
Nutrien Ltd. 3.95% 2050	6,043	6,733
Nutrition & Biosciences, Inc. 2.30% 2030[3]	2,600	2,536
Nutrition & Biosciences, Inc. 3.468% 2050[3]	1,300	1,282
OCI NV 5.25% 2024[3]	2,455	2,555
Olin Corp. 5.625% 2029	5,000	5,421
Olin Corp. 5.00% 2030	1,850	1,951
S.P.C.M. SA 4.875% 2025[3]	5,000	5,133
Sherwin-Williams Company 2.75% 2022	312	319
Sherwin-Williams Company 3.45% 2027	5,851	6,441
Sherwin-Williams Company 2.95% 2029	4,148	4,376
Sherwin-Williams Company 4.50% 2047	1,500	1,790
Sherwin-Williams Company 3.80% 2049	670	727
Vale Overseas Ltd. 3.75% 2030	3,123	3,289
Valvoline Inc. 3.625% 2031[3]	2,290	2,241
Westlake Chemical Corp. 5.00% 2046	1,985	2,395
Westlake Chemical Corp. 4.375% 2047	415	463
		135,977

Real estate 0.11%
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,780	1,976
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,571
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	2,071
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	702
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,970	3,192
Alexandria Real Estate Equities, Inc. 1.875% 2033	4,292	3,963
Alexandria Real Estate Equities, Inc. 4.00% 2050	845	930
American Campus Communities, Inc. 3.625% 2027	3,595	3,932
American Campus Communities, Inc. 2.85% 2030	384	390
American Campus Communities, Inc. 3.875% 2031	1,240	1,353
American Tower Corp. 2.70% 2031	9,641	9,764
Corporate Office Properties LP 2.25% 2026	5,192	5,331
Equinix, Inc. 2.90% 2026	6,572	6,992
Equinix, Inc. 1.55% 2028	2,360	2,277
Equinix, Inc. 3.20% 2029	2,654	2,803
Gaming and Leisure Properties, Inc. 3.35% 2024	1,865	1,982
Gaming and Leisure Properties, Inc. 4.00% 2030	2,500	2,649
Hospitality Properties Trust 4.50% 2023	2,990	3,056
Hospitality Properties Trust 4.50% 2025	1,965	1,936

Capital Income Builder	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Hospitality Properties Trust 7.50% 2025	$906	$1,028
Hospitality Properties Trust 3.95% 2028	4,150	3,846
Howard Hughes Corp. 5.375% 2028[3]	5,675	6,011
Howard Hughes Corp. 4.375% 2031[3]	825	818
Iron Mountain Inc. 5.00% 2028[3]	2,410	2,501
Iron Mountain Inc. 4.875% 2029[3]	3,085	3,148
Iron Mountain Inc. 4.50% 2031[3]	955	954
Kennedy-Wilson Holdings, Inc. 4.75% 2029	1,150	1,190
Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,125	1,166
Public Storage 0.875% 2026	1,756	1,735
Scentre Group 3.25% 2025[3]	1,705	1,820
Scentre Group 3.50% 2025[3]	9,000	9,610
Scentre Management Ltd 4.375% 2030[3]	10,000	11,340
WEA Finance LLC 3.75% 2024[3]	7,500	7,964
Westfield Corp. Ltd. 3.15% 2022[3]	2,720	2,769
Westfield Corp. Ltd. 3.50% 2029[3]	4,238	4,345
		117,115

Total corporate bonds, notes & loans		6,051,165

Mortgage-backed obligations 3.19%
Federal agency mortgage-backed obligations 2.70%
Fannie Mae Pool #936484 6.00% 2021[14]	13	13
Fannie Mae Pool #AA8755 4.50% 2024[14]	1,441	1,518
Fannie Mae Pool #AA8211 4.50% 2024[14]	261	274
Fannie Mae Pool #930337 6.00% 2024[14]	4	4
Fannie Mae Pool #AL0843 3.50% 2026[14]	5	5
Fannie Mae Pool #AJ1441 3.50% 2026[14]	4	4
Fannie Mae Pool #MA2940 3.50% 2027[14]	51	54
Fannie Mae Pool #MA3395 3.50% 2028[14]	287	307
Fannie Mae Pool #MA3345 3.50% 2028[14]	54	57
Fannie Mae Pool #MA3366 3.50% 2028[14]	37	40
Fannie Mae Pool #MA3251 3.50% 2028[14]	25	27
Fannie Mae Pool #AL7277 3.50% 2028[14]	24	25
Fannie Mae Pool #CA5030 3.50% 2028[14]	11	12
Fannie Mae Pool #AX9959 3.50% 2029[14]	380	410
Fannie Mae Pool #BA2999 3.50% 2030[14]	396	428
Fannie Mae Pool #MA3438 3.50% 2033[14]	558	597
Fannie Mae Pool #CA1299 3.50% 2033[14]	153	167
Fannie Mae Pool #683351 5.50% 2033[14]	129	149
Fannie Mae Pool #CA4490 3.50% 2034[14]	968	1,035
Fannie Mae Pool #MA3658 3.50% 2034[14]	733	784
Fannie Mae Pool #902164 6.00% 2036[14]	2,222	2,644
Fannie Mae Pool #903076 6.00% 2036[14]	2,094	2,493
Fannie Mae Pool #887695 6.00% 2036[14]	1,542	1,833
Fannie Mae Pool #902503 6.00% 2036[14]	1,053	1,253
Fannie Mae Pool #894308 6.00% 2036[14]	286	323
Fannie Mae Pool #AS9772 3.50% 2037[14]	59	64
Fannie Mae Pool #AD0249 5.50% 2037[14]	158	183
Fannie Mae Pool #256960 6.50% 2037[14]	565	656
Fannie Mae Pool #966166 6.50% 2037[14]	130	139
Fannie Mae Pool #256845 6.50% 2037[14]	110	130
Fannie Mae Pool #966172 7.00% 2037[14]	198	229
Fannie Mae Pool #923171 7.50% 2037[14]	29	32
Fannie Mae Pool #963269 5.50% 2038[14]	1,554	1,817
Fannie Mae Pool #963454 5.50% 2038[14]	1,291	1,510
Fannie Mae Pool #963796 5.50% 2038[14]	521	608
Fannie Mae Pool #963341 5.50% 2038[14]	420	491
Fannie Mae Pool #970772 5.50% 2038[14]	75	85
Fannie Mae Pool #929964 6.00% 2038[14]	763	905
Fannie Mae Pool #257137 7.00% 2038[14]	31	37
Fannie Mae Pool #AE0392 5.50% 2039[14]	100	117
Fannie Mae Pool #AE8073 4.00% 2040[14]	310	342
Fannie Mae Pool #AL0152 6.00% 2040[14]	5,312	6,301
Fannie Mae Pool #AB4050 4.00% 2041[14]	519	576
Fannie Mae Pool #AJ4189 4.00% 2041[14]	331	367
Fannie Mae Pool #AJ4154 4.00% 2041[14]	299	330
Fannie Mae Pool #AJ0257 4.00% 2041[14]	133	148

22	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AL1571 5.00% 2041[14]	$4,245	$4,845
Fannie Mae Pool #AL0913 6.00% 2041[14]	3,720	4,417
Fannie Mae Pool #AO6721 4.00% 2042[14]	13,802	15,314
Fannie Mae Pool #AJ9165 4.00% 2042[14]	8,062	8,944
Fannie Mae Pool #AL2745 4.00% 2042[14]	2,493	2,765
Fannie Mae Pool #890445 4.00% 2042[14]	1,840	2,040
Fannie Mae Pool #AO1820 4.00% 2042[14]	1,287	1,428
Fannie Mae Pool #890407 4.00% 2042[14]	849	942
Fannie Mae Pool #AS0831 4.50% 2043[14]	1,109	1,236
Fannie Mae Pool #AX2782 4.00% 2044[14]	4,625	5,081
Fannie Mae Pool #AW4026 4.00% 2044[14]	4,208	4,667
Fannie Mae Pool #AW4156 4.00% 2044[14]	3,413	3,762
Fannie Mae Pool #AY1313 4.00% 2045[14]	8,367	9,223
Fannie Mae Pool #AL8522 3.50% 2046[14]	1,376	1,495
Fannie Mae Pool #AS7759 4.00% 2046[14]	20,574	22,520
Fannie Mae Pool #AS7939 4.00% 2046[14]	15,326	16,841
Fannie Mae Pool #AS6840 4.00% 2046[14]	10,654	11,713
Fannie Mae Pool #AS7598 4.00% 2046[14]	10,088	11,110
Fannie Mae Pool #AS7760 4.00% 2046[14]	9,668	10,593
Fannie Mae Pool #BC4712 4.00% 2046[14]	8,694	9,525
Fannie Mae Pool #BC4801 4.00% 2046[14]	5,152	5,623
Fannie Mae Pool #BC8719 4.00% 2046[14]	3,608	3,968
Fannie Mae Pool #AL9190 4.00% 2046[14]	3,037	3,308
Fannie Mae Pool #BD1967 4.00% 2046[14]	2,930	3,221
Fannie Mae Pool #BC8720 4.00% 2046[14]	2,849	3,129
Fannie Mae Pool #BD5477 4.00% 2046[14]	119	130
Fannie Mae Pool #MA2691 4.50% 2046[14]	1,805	1,992
Fannie Mae Pool #AS9313 4.00% 2047[14]	7,646	8,370
Fannie Mae Pool #MA3058 4.00% 2047[14]	5,913	6,402
Fannie Mae Pool #BJ1668 4.00% 2047[14]	4,997	5,422
Fannie Mae Pool #BH2491 4.00% 2047[14]	4,194	4,593
Fannie Mae Pool #BE3229 4.00% 2047[14]	2,910	3,187
Fannie Mae Pool #MA3211 4.00% 2047[14]	1,129	1,221
Fannie Mae Pool #MA2907 4.00% 2047[14]	54	59
Fannie Mae Pool #BD7165 4.00% 2047[14]	50	54
Fannie Mae Pool #AS9454 4.00% 2047[14]	46	50
Fannie Mae Pool #CA0243 4.50% 2047[14]	30,595	33,610
Fannie Mae Pool #BM4187 4.50% 2047[14]	27,077	30,427
Fannie Mae Pool #CA2157 4.00% 2048[14]	38,348	41,742
Fannie Mae Pool #CA2033 4.00% 2048[14]	17,305	18,837
Fannie Mae Pool #BK0920 4.00% 2048[14]	368	396
Fannie Mae Pool #MA3384 4.00% 2048[14]	240	258
Fannie Mae Pool #BJ9252 4.00% 2048[14]	78	84
Fannie Mae Pool #BK0915 4.00% 2048[14]	23	25
Fannie Mae Pool #MA3357 4.00% 2048[14]	8	9
Fannie Mae Pool #CA2204 4.50% 2048[14]	20,111	21,945
Fannie Mae Pool #BJ2751 4.50% 2048[14]	19,037	20,819
Fannie Mae Pool #BK4872 4.50% 2048[14]	7,408	8,098
Fannie Mae Pool #CA2493 4.50% 2048[14]	1,435	1,568
Fannie Mae Pool #BO2264 3.00% 2049[14]	14,587	15,619
Fannie Mae Pool #FM1262 4.00% 2049[14]	33,703	36,757
Fannie Mae Pool #CA4819 4.00% 2049[14]	15,607	17,059
Fannie Mae Pool #FM2675 4.00% 2049[14]	11,668	12,660
Fannie Mae Pool #BP1961 3.00% 2050[14]	153,223	163,082
Fannie Mae Pool #CA5690 3.00% 2050[14]	108,325	115,332
Fannie Mae Pool #FM2872 3.00% 2050[14]	46,947	50,288
Fannie Mae Pool #CA5216 3.00% 2050[14]	23,870	25,390
Fannie Mae Pool #BO6274 3.00% 2050[14]	21,503	23,037
Fannie Mae Pool #CA5226 3.00% 2050[14]	11,367	12,082
Fannie Mae Pool #CA6495 3.50% 2050[14]	724	771
Fannie Mae Pool #FM2676 4.00% 2050[14]	11,089	12,146
Fannie Mae Pool #BF0145 3.50% 2057[14]	44,295	48,715
Fannie Mae Pool #BF0379 3.50% 2059[14]	115,292	126,700
Fannie Mae Pool #BF0497 3.00% 2060[14]	23,628	24,968
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[14]	353	399
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 0.386% 2036[10,14]	812	814
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[14]	39	45

Capital Income Builder	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[14]	$49	$60
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[10,14]	2,890	3,153
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[14]	852	784
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[14]	515	490
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[14]	187	175
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[14]	108	102
Freddie Mac Pool #G13173 5.50% 2023[14]	105	108
Freddie Mac Pool #ZK3460 3.50% 2026[14]	48	52
Freddie Mac Pool #RD5008 3.50% 2029[14]	439	471
Freddie Mac Pool #ZS7148 3.50% 2030[14]	15	16
Freddie Mac Pool #V62089 3.50% 2033[14]	608	651
Freddie Mac Pool #ZS8716 3.50% 2033[14]	450	482
Freddie Mac Pool #G18723 3.50% 2034[14]	7,728	8,284
Freddie Mac Pool #ZT1799 3.50% 2034[14]	1,062	1,136
Freddie Mac Pool #J40379 3.50% 2034[14]	358	383
Freddie Mac Pool #QN3000 1.50% 2035[14]	257	260
Freddie Mac Pool #ZA2505 3.50% 2038[14]	577	614
Freddie Mac Pool #A76884 5.00% 2038[14]	771	891
Freddie Mac Pool #G04697 5.50% 2038[14]	1,358	1,588
Freddie Mac Pool #RB5001 3.50% 2039[14]	835	888
Freddie Mac Pool #A87873 5.00% 2039[14]	5,154	5,969
Freddie Mac Pool #G06061 4.00% 2040[14]	769	850
Freddie Mac Pool #G06789 6.00% 2040[14]	57	67
Freddie Mac Pool #Q00232 4.50% 2041[14]	8,409	9,452
Freddie Mac Pool #Q00850 4.50% 2041[14]	259	289
Freddie Mac Pool #G08456 5.00% 2041[14]	104	115
Freddie Mac Pool #G06841 5.50% 2041[14]	2,526	2,951
Freddie Mac Pool #G60546 4.00% 2042[14]	6,274	6,910
Freddie Mac Pool #Q21442 4.50% 2043[14]	738	823
Freddie Mac Pool #760014 2.999% 2045[10,14]	1,124	1,176
Freddie Mac Pool #G60138 3.50% 2045[14]	22,079	24,232
Freddie Mac Pool #G60279 4.00% 2045[14]	8,356	9,213
Freddie Mac Pool #T65389 3.50% 2046[14]	132	139
Freddie Mac Pool #Q41088 4.00% 2046[14]	15,595	17,113
Freddie Mac Pool #Q41905 4.00% 2046[14]	7,606	8,327
Freddie Mac Pool #Q42626 4.00% 2046[14]	6,797	7,416
Freddie Mac Pool #Q44227 4.00% 2046[14]	1,493	1,629
Freddie Mac Pool #G08793 4.00% 2047[14]	34,168	36,921
Freddie Mac Pool #Q49716 4.50% 2047[14]	1,208	1,331
Freddie Mac Pool #Q52596 4.50% 2047[14]	486	533
Freddie Mac Pool #K39018 6.50% 2047[14]	322	350
Freddie Mac Pool #SI2002 4.00% 2048[14]	1,809	1,952
Freddie Mac Pool #Q55986 4.50% 2048[14]	24,759	27,087
Freddie Mac Pool #SD0214 3.00% 2049[14]	50,998	54,606
Freddie Mac Pool #QA5741 3.00% 2049[14]	6,439	6,857
Freddie Mac Pool #QA5125 3.50% 2049[14]	2,201	2,394
Freddie Mac, Series 2122, Class QM, 6.25% 2029[14]	751	845
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[14]	3,263	3,270
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 2022[14]	18,009	18,429
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[14]	10,110	10,287
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[14]	41,420	42,229
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 2022[14]	5,965	6,130
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[14]	11,424	11,571
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[14]	3,024	3,095
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[14]	9,380	9,850
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[14]	10,000	10,712
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[14]	11,250	12,372
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[14]	3,500	3,768
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[14]	4,360	4,816
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[10,14]	8,906	9,895
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[14]	4,810	5,340
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[10,14]	4,390	4,870
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 2027[14]	2,350	2,617
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[14]	218	210
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[14]	1,075	1,012
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[14]	706	650
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[14]	397	372

24	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[14]	$278	$262
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[14]	189	176
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[14]	116	109
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[10,14]	13,559	14,397
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[14]	13,537	14,369
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[14]	11,244	11,864
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[14]	2,194	2,350
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[14]	11,675	12,280
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[10,14]	19,511	20,764
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[14]	21,302	22,892
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[14]	13,179	14,430
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[14]	10,826	11,667
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[14]	22,776	25,414
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[14]	6,035	6,589
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[14]	4,955	5,424
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[14]	3,246	3,554
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[14]	2,297	2,474
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[14]	46,311	49,163
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[14]	985	1,031
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[14]	61,347	64,705
Government National Mortgage Assn. 2.00% 2051[14,15]	146,791	149,549
Government National Mortgage Assn. 2.00% 2051[14,15]	28,209	28,786
Government National Mortgage Assn. 2.50% 2051[14,15]	227,349	235,857
Government National Mortgage Assn. 4.00% 2051[14,15]	6,541	6,996
Government National Mortgage Assn. 4.50% 2051[14,15]	16,882	18,274
Government National Mortgage Assn. Pool #736682 4.50% 2037[14]	1,093	1,227
Government National Mortgage Assn. Pool #783690 6.00% 2039[14]	1,208	1,390
Government National Mortgage Assn. Pool #738938 6.50% 2039[14]	157	182
Government National Mortgage Assn. Pool #751708 3.50% 2040[14]	82	87
Government National Mortgage Assn. Pool #783539 5.00% 2040[14]	1,386	1,527
Government National Mortgage Assn. Pool #783689 5.50% 2040[14]	1,641	1,908
Government National Mortgage Assn. Pool #783687 4.50% 2041[14]	1,442	1,591
Government National Mortgage Assn. Pool #783688 5.00% 2041[14]	1,718	1,946
Government National Mortgage Assn. Pool #005198 6.50% 2041[14]	547	632
Government National Mortgage Assn. Pool #MA3175 4.50% 2045[14]	19,242	21,562
Government National Mortgage Assn. Pool #MA3246 4.50% 2045[14]	2,554	2,861
Government National Mortgage Assn. Pool #MA2894 4.50% 2045[14]	1,867	2,092
Government National Mortgage Assn. Pool #MA5077 3.50% 2048[14]	9,031	9,660
Government National Mortgage Assn. Pool #MA5468 5.00% 2048[14]	1,052	1,156
Government National Mortgage Assn. Pool #MA5530 5.00% 2048[14]	274	301
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[14]	2,273	2,465
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[14]	34,686	37,999
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[14]	20,529	22,536
Government National Mortgage Assn. Pool #MA5712 5.00% 2049[14]	3,382	3,709
Government National Mortgage Assn. Pool #773426 4.70% 2061[14]	9	10
Government National Mortgage Assn. Pool #795485 4.604% 2062[14]	57	61
Government National Mortgage Assn. Pool #AG8117 4.802% 2064[14]	5	5
Government National Mortgage Assn. Pool #AG8207 4.821% 2064[14]	8	8
Government National Mortgage Assn. Pool #AG8088 4.821% 2064[14]	8	8
Government National Mortgage Assn. Pool #AG8193 4.828% 2064[14]	9	9

Capital Income Builder	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AG8244 4.821% 2065[14]	$8	$8
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[14]	726	673
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[14]	556	539
Uniform Mortgage-Backed Security 2.50% 2036[14,15]	150,000	156,762
Uniform Mortgage-Backed Security 3.00% 2051[14,15]	164,650	172,354
Uniform Mortgage-Backed Security 3.00% 2051[14,15]	58,947	61,651
Uniform Mortgage-Backed Security 3.50% 2051[14,15]	34,695	36,886
Uniform Mortgage-Backed Security 4.00% 2051[14,15]	24,657	26,516
Uniform Mortgage-Backed Security 4.00% 2051[14,15]	20,981	22,543
Uniform Mortgage-Backed Security 4.50% 2051[14,15]	76,359	83,233
		2,903,498

Collateralized mortgage-backed obligations (privately originated) 0.32%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[3,10,14]	9,791	9,822
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 2.819% 2034[10,14]	324	300
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,10,14]	12,916	12,934
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[3,10,14]	11,714	11,832
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[3,10,14]	11,002	11,135
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[14]	159	168
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[14]	96	101
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[14]	137	143
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[3,10,14]	10,491	10,566
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[3,14]	14,248	15,514
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[3,10,14]	7,388	7,551
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 3.00% 2047[3,10,14]	252	252
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[3,10,14]	4,565	4,718
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,10,14]	4,226	4,268
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,10,14]	3,487	3,493
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,10,14]	2,741	2,763
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.906% 2053[3,10,14]	15,542	15,587
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.006% 2053[3,10,14]	26,966	27,045
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.858% 2055[3,10,14]	13,171	13,274
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[3,10,14]	358	369
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.111% 2023[3,10,14]	19,954	20,089
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[3,14]	4,987	5,014
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.86% 2055[3,10,14]	25,007	25,070
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[3,10,14]	3,132	3,209
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[3,14]	4,913	4,955
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[3,14]	6,493	6,576
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[3,10,14]	2,618	2,674
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,10,14]	10,317	10,516
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.706% 2057[3,10,14]	1,649	1,651
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[3,10,14]	1,943	1,999
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[3,10,14]	1,267	1,310
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[3,10,14]	942	963
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[3,10,14]	2,378	2,486
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[3,10,14]	680	705
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,14]	106,942	108,728
		347,780

Commercial mortgage-backed securities 0.17%
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.965% 2036[3,10,14]	14,672	14,703
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.035% 2025[3,10,14]	14,116	14,145
GS Mortgage Securities Trust, Series 2019-BOCA, Class A, (1-month USD-LIBOR + 1.20%) 1.315% 2038[3,10,14]	27,772	27,860
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.377% 2045[14]	2,009	2,021
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.265% 2038[3,10,14]	35,000	35,108

26	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[14]	$3,000	$3,130
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.265% 2021[3,10,14]	20,314	20,334
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2022[3,10,14]	60,892	60,927
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.356% 2049[3,10,14]	4,500	4,532
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 2047[14]	4,000	4,349
		187,109

Total mortgage-backed obligations		3,438,387

Asset-backed obligations 0.43%
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[3,14]	1,337	1,340
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[3,14]	12,814	13,377
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,14]	28,313	29,078
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[3,14]	1,383	1,454
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,14]	358	359
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[3,14]	2,000	1,982
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[3,14]	2,000	1,938
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,14]	37,946	38,516
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,14]	6,185	6,211
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,14]	1,260	1,286
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,14]	234	236
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,14]	28,454	28,502
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[3,14]	728	730
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[3,14]	943	954
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[3,14]	344	348
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[3,14]	616	631
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,14]	9,264	9,446
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 2035[14]	1	1
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 0.305% 2035[10,14]	44	42
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.255% 2036[10,14]	2,355	2,196
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.255% 2037[10,14]	2,923	2,828
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.265% 2037[10,14]	6,253	6,068
Drive Auto Receivables Trust, Series 2021-1, Class A2, 0.36% 2023[14]	12,777	12,782
Drive Auto Receivables Trust, Series 2017-3, Class D, 3.53% 2023[3,14]	329	333
Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44% 2024[14]	12,750	12,765
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 2025[14]	8,651	8,753
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[14]	6,757	6,984
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[3,14]	445	446
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,14]	5,710	5,886
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,14]	17,536	17,491
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,14]	38,475	38,558
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[3,14]	22,965	24,491
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[3,14]	9,089	9,447
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,14]	40,645	44,078
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,14]	63,378	64,662
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,14]	2,735	2,748
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,14]	1,429	1,444
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[3,14]	393	393
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class B, 3.29% 2022[3,14]	1,088	1,101
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class B, 4.20% 2023[3,14]	210	212
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[3,14]	1,614	1,617
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class B, 3.03% 2025[3,14]	481	484
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[3,14]	4,664	4,668
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[3,14]	7,425	7,450
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[3,14]	5,757	5,771

Capital Income Builder	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[14]		$1,450	$1,485
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[3,14]		8,682	8,617
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[3,14]		386	390
Textainer Marine Containers Ltd., Series 2020-2A, Class B, 3.34% 2045[3,14]		1,126	1,130
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[3,14]		5,335	5,440
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[3,10,14]		19,538	19,528
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[3,14]		1,901	1,920
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[3,14]		760	782
			459,379

Bonds & notes of governments & government agencies outside the U.S. 0.18%
Dominican Republic 4.50% 2030[3]		401	417
Dominican Republic 5.30% 2041[3]		571	582
Dominican Republic 5.875% 2060[3]		700	701
Panama (Republic of) 4.50% 2056		2,585	2,854
Peru (Republic of) 2.783% 2031		19,165	19,227
Peru (Republic of) 2.78% 2060		2,950	2,525
Peru (Republic of) 3.23% 2121		3,600	3,053
Portuguese Republic 5.125% 2024		41,500	47,465
Qatar (State of) 4.50% 2028[3]		7,070	8,263
Qatar (State of) 5.103% 2048[3]		4,800	6,098
Romania 3.50% 2034		€1,770	2,421
Saudi Arabia (Kingdom of) 3.628% 2027[3]		$5,000	5,494
Saudi Arabia (Kingdom of) 3.625% 2028[3]		11,435	12,545
United Mexican States 3.25% 2030		5,965	6,109
United Mexican States 5.00% 2051		2,370	2,593
United Mexican States 3.75% 2071		1,760	1,541
United Mexican States, Series M, 6.50% 2021	MXN	1,520,500	75,172
			197,060

Municipals 0.04%
California 0.00%
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022		$3,875	3,954

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033		22,485	25,665

Ohio 0.01%
County of Cleveland-Cuyahoga, Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031		4,940	4,988
Higher Educational Facs. Auth., Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 2023		895	904
			5,892

South Carolina 0.00%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055		1,605	1,850
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055		1,000	1,182
			3,032

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		8,155	8,252

Washington 0.00%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 2024		1,565	1,617

Total municipals			48,412

Federal agency bonds & notes 0.04%
Fannie Mae 2.125% 2026[7]		37,230	39,505

Total bonds, notes & other debt instruments (cost: $17,780,129,000)			18,420,226

28	Capital Income Builder

Short-term securities 4.55%	Shares	Value (000)
Money market investments 4.36%
Capital Group Central Cash Fund 0.06%[6,16]	46,962,624	$4,696,732

Money market investments purchased with cash collateral from securities on loan 0.19%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[16,17]	60,800,000	60,800
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[16,17]	50,700,000	50,700
Capital Group Central Cash Fund 0.06%[6,16,17]	247,345	24,737
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[16,17]	22,287,095	22,287
State Street Institutional U.S. Government Money Market Fund, Premier Class 0%[16,17]	20,200,000	20,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[16,17]	16,200,000	16,200
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[16,17]	6,000,000	6,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[16,17]	2,000,000	2,000
		202,924

Total short-term securities (cost: $4,899,001,000)		4,899,656
Total investment securities 100.36% (cost: $84,621,711,000)		108,033,346
Other assets less liabilities (0.36)%		(390,386)

Net assets 100.00%		$107,642,960

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount [18]	4/30/2021 [19]	at 4/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	7,553	July 2021	$1,510,600	$1,667,384	$(1,039)
5 Year U.S. Treasury Note Futures	Long	10,747	July 2021	1,074,700	1,331,956	(8,639)
10 Year U.S. Treasury Note Futures	Short	3,488	June 2021	(348,800)	(460,525)	7,784
10 Year Ultra U.S. Treasury Note Futures	Short	4,475	June 2021	(447,500)	(651,322)	8,529
20 Year U.S. Treasury Bond Futures	Long	493	June 2021	49,300	77,524	1,061
30 Year Ultra U.S. Treasury Bond Futures	Long	3,140	June 2021	314,000	583,746	(10,942)
						$(3,246)

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 4/30/2021 (000)
USD453	EUR380	Goldman Sachs	5/13/2021	$(4)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 4/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 4/30/2021 (000)
3-month USD-LIBOR	0.243%	5/2/2024	$2,089,300	$14,107	$1,301	$12,806
3-month USD-LIBOR	2.3075%	5/3/2024	591,800	(32,598)	—	(32,598)

Capital Income Builder	29

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 4/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 4/30/2021 (000)
3-month USD-LIBOR	0.619%	12/20/2029	$739,000	$54,798	$382	$54,416
3-month USD-LIBOR	0.811%	7/27/2050	187,800	53,788	—	53,788
					$1,683	$88,412

Investments in affiliates6

						Net
	Value of				Net	unrealized		Value of
	affiliates at				realized	appreciation		affiliates at	Dividend
	11/1/2020	Additions		Reductions	gain (loss)	(depreciation)		4/30/2021	income
	(000)	(000)		(000)	(000)	(000)		(000)	(000)
Common stocks 2.39%
Information technology 0.38%
Vanguard International Semiconductor Corp.[4]	$262,101	$111,804		$53,961	$1,616	$88,830		$410,390	$—
Consumer staples 0.00%
Convenience Retail Asia Ltd.[4,20]	28,843	—		4,176	(23,399)	(1,268)		—	25,489
Vector Group Ltd.[20]	88,459	—		37,391	314	35,548		—	3,328
								—
Real estate 1.48%
VICI Properties Inc. REIT	363,129	480,807		—	—	206,998		1,050,934	16,540
Gaming and Leisure Properties, Inc. REIT	255,047	201,035		—	—	91,071		547,153	11,860
								1,598,087
Communication services 0.03%
Zegona Communications PLC	20,137	—		—	—	6,601		26,738	438
Euskaltel, SA, non-registered shares[20]	110,494	—		94,220	26,484	16,361		—	1,970
								26,738
Industrials 0.50%
BOC Aviation Ltd.	221,438	—		—	—	100,650		322,088	—
Trinity Industries, Inc.	145,294	—		—	—	67,866		213,160	3,239
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[20]	124,054	—		43,819	(11,326)	35,402		—	5,206
								535,248
Total common stocks								2,570,463
Short-term securities 4.38%
Money market investments 4.36%
Capital Group Central Cash Fund 0.06%[16]	4,530,902	9,704,008		9,538,178	— [21]	—	[21]	4,696,732	2,674
Money market investments purchased with cash collateral from securities on loan 0.02%
Capital Group Central Cash Fund 0.06%[16,17]	—	24,737	[22]					24,737	—	[23]
Total short-term securities								4,721,469
Total 6.77%					$(6,311)	$648,059		$7,291,932	$70,744

30	Capital Income Builder

[1]	All or a portion of this security was on loan. The total value of all such securities was $354,751,000, which represented .33% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,584,370,000, which represented 2.40% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,977,307,000, which represented 2.77% of the net assets of the fund. This amount includes $2,831,968,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[5]	Value determined using significant unobservable inputs.
[6]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $123,691,000, which represented .11% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Step bond; coupon rate may change at a later date.
[10]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,105,000, which represented less than .01% of the net assets of the fund.
[14]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[15]	Purchased on a TBA basis.
[16]	Rate represents the seven-day yield at 4/30/2021.
[17]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.
[20]	Unaffiliated issuer at 4/30/2021.
[21]	Amount less than one thousand.
[22]	Represents net activity. Refer to Note 5 for more information on securities lending.
[23]	Information not shown. Dividend income is included with securities lending income in the fund’s statement of operations.

Key to abbreviations and symbols

ADR = American Depositary Receipts

Auth. = Authority

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR/€ = Euros

Fac. = Facility

Facs. = Facilities

G.O. = General Obligation

GBP = British pounds

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

Capital Income Builder	31

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $354,751 of investment securities on loan):
Unaffiliated issuers (cost: $77,974,826)	$100,741,414
Affiliated issuers (cost: $6,646,885)	7,291,932	$108,033,346
Cash		662
Cash denominated in currencies other than U.S. dollars (cost: $84,791)		84,986
Receivables for:
Sales of investments	1,286,263
Sales of fund’s shares	66,494
Dividends and interest	492,659
Variation margin on futures contracts	1,432
Variation margin on swap contracts	20
Other	6,682	1,853,550
		109,972,544
Liabilities:
Collateral for securities on loan		202,924
Unrealized depreciation on open forward currency contracts		4
Payables for:
Purchases of investments	1,910,145
Repurchases of fund’s shares	145,538
Investment advisory services	19,153
Services provided by related parties	20,523
Trustees’ deferred compensation	2,277
Variation margin on futures contracts	723
Variation margin on swap contracts	804
Other	27,493	2,126,656
Net assets at April 30, 2021		$107,642,960

Net assets consist of:
Capital paid in on shares of beneficial interest		$86,988,019
Total distributable earnings		20,654,941
Net assets at April 30, 2021		$107,642,960

See notes to financial statements.

32	Capital Income Builder

Financial statements (continued)

Statement of assets and liabilities	unaudited
at April 30, 2021 (continued)

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,595,769 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$66,639,519	987,820		$67.46
Class C	2,203,997	32,605		67.60
Class T	11	—	*	67.45
Class F-1	2,861,953	42,428		67.45
Class F-2	12,464,523	184,915		67.41
Class F-3	5,034,602	74,647		67.45
Class 529-A	2,536,764	37,618		67.43
Class 529-C	131,112	1,940		67.58
Class 529-E	77,376	1,147		67.46
Class 529-T	13	—	*	67.46
Class 529-F-1	12	—	*	67.43
Class 529-F-2	141,548	2,098		67.48
Class 529-F-3	12	—	*	67.47
Class R-1	70,593	1,046		67.50
Class R-2	426,657	6,323		67.47
Class R-2E	46,054	686		67.16
Class R-3	762,691	11,305		67.46
Class R-4	543,332	8,057		67.44
Class R-5E	72,848	1,082		67.36
Class R-5	305,809	4,532		67.48
Class R-6	13,323,534	197,520		67.45

*	Amount less than one thousand.

See notes to financial statements.

Capital Income Builder	33

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $74,059; also includes $70,744 from affiliates)	$1,716,750
Interest	257,828
Securities lending income (net of fees)	3,726	$1,978,304
Fees and expenses*:
Investment advisory services	118,258
Distribution services	101,721
Transfer agent services	36,519
Administrative services	15,572
Reports to shareholders	199
Registration statement and prospectus	558
Trustees’ compensation	629
Auditing and legal	263
Custodian	2,892
Other	952
Total fees and expenses before reimbursement	277,563
Less reimbursement of fees and expenses:
Transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		277,563
Net investment income		1,700,741

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $40):
Unaffiliated issuers	1,922,821
Affiliated issuers	(6,311)
Futures contracts	(84,178)
Forward currency contracts	(1,750)
Swap contracts	23,815
Currency transactions	(100)	1,854,297
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $12,113):
Unaffiliated issuers	15,372,105
Affiliated issuers	648,059
Futures contracts	16,092
Forward currency contracts	(9)
Swap contracts	87,237
Currency translations	386	16,123,870
Net realized gain and unrealized appreciation		17,978,167

Net increase in net assets resulting from operations		$19,678,908

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

34	Capital Income Builder

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2021*	Year ended October 31, 2020
Operations:
Net investment income	$1,700,741	$3,350,119
Net realized gain (loss)	1,854,297	(4,164,418)
Net unrealized appreciation (depreciation)	16,123,870	(4,019,694)
Net increase (decrease) in net assets resulting from operations	19,678,908	(4,833,993)

Distributions paid to shareholders	(1,713,221)	(4,567,834)

Net capital share transactions	(3,410,640)	(2,989,990)

Total increase (decrease) in net assets	14,555,047	(12,391,817)

Net assets:
Beginning of period	93,087,913	105,479,730
End of period	$107,642,960	$93,087,913

*	Unaudited.

See notes to financial statements.

Capital Income Builder	35

Notes to financial statements	unaudited

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

36	Capital Income Builder

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Capital Income Builder	37

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

38	Capital Income Builder

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$16,506,803	$253,385	$24	$16,760,212
Information technology	7,920,301	2,217,698	—	10,137,999
Consumer staples	9,293,051	360,885	—	9,653,936
Health care	8,535,619	—	—	8,535,619
Real estate	7,973,864	—	—	7,973,864
Utilities	7,547,397	110,792	—	7,658,189
Energy	5,593,577	2,939	770	5,597,286
Materials	5,127,038	—	—	5,127,038
Communication services	5,094,192	—	6,455	5,100,647
Industrials	4,294,567	—	—	4,294,567
Consumer discretionary	2,462,482	—	—	2,462,482
Preferred securities	211,955	8,710	—	220,665
Rights & warrants	3,951	—	—	3,951
Convertible stocks	1,130,669	—	—	1,130,669
Convertible bonds & notes	—	56,340	—	56,340
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	8,186,318	—	8,186,318
Corporate bonds, notes & loans	—	6,049,574	1,591	6,051,165
Mortgage-backed obligations	—	3,438,387	—	3,438,387
Asset-backed obligations	—	459,379	—	459,379
Bonds & notes of governments & government agencies outside the U.S.	—	197,060	—	197,060
Municipals	—	48,412	—	48,412
Federal agency bonds & notes	—	39,505	—	39,505
Short-term securities	4,899,656	—	—	4,899,656
Total	$86,595,122	$21,429,384	$8,840	$108,033,346

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$17,374	$—	$—	$17,374
Unrealized appreciation on interest rate swaps	—	121,010	—	121,010
Liabilities:
Unrealized depreciation on futures contracts	(20,620)	—	—	(20,620)
Unrealized depreciation on open forward currency contracts	—	(4)	—	(4)
Unrealized depreciation on interest rate swaps	—	(32,598)	—	(32,598)
Total	$(3,246)	$88,408	$—	$85,162

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or

Capital Income Builder	39

particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

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5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2021, the total value of securities on loan was $354,751,000, and the total value of collateral received was $375,164,000. Collateral received includes cash of $202,924,000 and U.S. government securities of $172,240,000. Investment securities purchased with cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of April 30, 2021, the fund’s maximum exposure of unfunded bond commitments was $407,000, which would represent less than .01% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

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On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $7,262,008,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $44,370,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $5,408,695,000.

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The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the six months ended, April 30, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$17,374	Unrealized depreciation*	$20,620
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	4
Swap	Interest	Unrealized appreciation*	121,010	Unrealized depreciation*	32,598
			$138,384		$53,222

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(84,178)	Net unrealized appreciation on futures contracts	$16,092
Forward currency	Currency	Net realized loss on forward currency contracts	(1,750)	Net unrealized depreciation on forward currency contracts	(9)
Swap	Interest	Net realized gain on swap contracts	23,815	Net unrealized appreciation on swap contracts	87,237
			$(62,113)		$103,320

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts and interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

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The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2021, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
Goldman Sachs	$4	$—	$—	$—	$4

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended April 30, 2021, the fund recognized $35,669,000 in reclaims (net of fees and the effect of realized gain or loss from currency translations) and $6,095,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$498,083
Capital loss carryforward[1]	(4,286,519)

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

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As of April 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$24,488,770
Gross unrealized depreciation on investments	(1,847,864)
Net unrealized appreciation on investments	22,640,906
Cost of investments	85,475,919

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2021					Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$1,018,258		$—	$1,018,258		$2,145,670		$623,822		$2,769,492
Class C	27,444		—	27,444		78,376		31,904		110,280
Class T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	51,165		—	51,165		123,897		38,363		162,260
Class F-2	198,430		—	198,430		402,470		108,221		510,691
Class F-3	82,924		—	82,924		166,546		42,824		209,370
Class 529-A	38,437		—	38,437		76,862		22,073		98,935
Class 529-C	1,610		—	1,610		7,702		3,482		11,184
Class 529-E	1,115		—	1,115		2,456		781		3,237
Class 529-T	—	[2]	—	—	[2]	1		—	[2]	1
Class 529-F-1	—	[2]	—	—	[2]	4,175		1,106		5,281
Class 529-F-2[3]	2,217		—	2,217		—		—		—
Class 529-F-3[3]	—	[2]	—	—	[2]	—		—		—
Class R-1	836		—	836		1,981		785		2,766
Class R-2	5,145		—	5,145		11,477		4,382		15,859
Class R-2E	616		—	616		1,338		449		1,787
Class R-3	10,742		—	10,742		23,929		7,903		31,832
Class R-4	8,352		—	8,352		18,351		5,508		23,859
Class R-5E	1,096		—	1,096		1,879		432		2,311
Class R-5	5,194		—	5,194		11,429		3,099		14,528
Class R-6	259,640		—	259,640		476,153		118,008		594,161
Total	$1,713,221		$—	$1,713,221		$3,554,692		$1,013,142		$4,567,834

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2021, the investment advisory services fee was $118,258,000, which was equivalent to an annualized rate of 0.228% of average daily net assets.

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Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended April 30, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

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For the six months ended April 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$78,666		$24,745		$9,427		Not applicable
Class C	10,920		880		330		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	3,993		2,136		482		Not applicable
Class F-2	Not applicable		5,941		1,724		Not applicable
Class F-3	Not applicable		53		701		Not applicable
Class 529-A	2,837		859		360		$722
Class 529-C	623		48		20		39
Class 529-E	182		12		11		22
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	—	*
Class 529-F-2	Not applicable		35		19		39
Class 529-F-3	Not applicable		—	*	—	*	—	*
Class R-1	335		36		10		Not applicable
Class R-2	1,546		731		62		Not applicable
Class R-2E	133		47		7		Not applicable
Class R-3	1,837		568		110		Not applicable
Class R-4	649		265		78		Not applicable
Class R-5E	Not applicable		50		10		Not applicable
Class R-5	Not applicable		72		44		Not applicable
Class R-6	Not applicable		41		2,177		Not applicable
Total class-specific expenses	$101,721		$36,519		$15,572		$822

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $629,000 in the fund’s statement of operations reflects $336,000 in current fees (either paid in cash or deferred) and a net increase of $293,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $901,578,000 and $752,314,000, respectively, which generated $52,374,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2021.

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8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$2,227,588	34,408		$994,874		15,596		$(4,137,813)	(64,848)	$(915,351)	(14,844)
Class C	93,580	1,452		27,134		425		(388,113)	(6,049)	(267,399)	(4,172)
Class T	—	—		—		—		—	—	—	—
Class F-1	48,023	749		49,121		771		(835,763)	(12,765)	(738,619)	(11,245)
Class F-2	1,440,473	22,484		190,250		2,983		(1,267,601)	(19,871)	363,122	5,596
Class F-3	527,668	8,231		81,330		1,274		(478,292)	(7,461)	130,706	2,044
Class 529-A	109,933	1,719		38,425		603		(191,949)	(3,012)	(43,591)	(690)
Class 529-C	11,014	172		1,609		25		(31,727)	(496)	(19,104)	(299)
Class 529-E	3,425	54		1,115		18		(7,959)	(125)	(3,419)	(53)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	10	—	[2]	—	[2]	—	[2]	(40)	(1)	(30)	(1)
Class 529-F-2	18,447	289		2,215		35		(11,428)	(179)	9,234	145
Class 529-F-3	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	3,899	61		836		13		(7,433)	(117)	(2,698)	(43)
Class R-2	33,956	528		5,135		81		(63,279)	(990)	(24,188)	(381)
Class R-2E	5,703	90		616		10		(7,707)	(121)	(1,388)	(21)
Class R-3	58,710	914		10,715		168		(108,044)	(1,688)	(38,619)	(606)
Class R-4	41,462	647		8,326		131		(71,653)	(1,125)	(21,865)	(347)
Class R-5E	15,563	244		1,096		17		(9,510)	(148)	7,149	113
Class R-5	16,769	260		5,187		81		(41,956)	(658)	(20,000)	(317)
Class R-6	1,166,696	18,513		259,330		4,063		(3,250,606)	(48,934)	(1,824,580)	(26,358)
Total net increase (decrease)	$5,822,919	90,815		$1,677,314		26,294		$(10,910,873)	(168,588)	$(3,410,640)	(51,479)

See end of table for footnotes.

48	Capital Income Builder

	Sales[1]			Reinvestments of distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$3,884,403	65,954		$2,710,213	46,424		$(9,371,229)	(161,587)	$(2,776,613)	(49,209)
Class C	202,367	3,408		108,413	1,840		(1,363,085)	(23,261)	(1,052,305)	(18,013)
Class T	—	—		—	—		—	—	—	—
Class F-1	304,211	5,114		156,777	2,685		(1,095,773)	(18,877)	(634,785)	(11,078)
Class F-2	2,601,578	44,272		490,010	8,419		(3,087,174)	(53,444)	4,414	(753)
Class F-3	1,012,632	17,025		205,883	3,541		(1,093,158)	(18,972)	125,357	1,594
Class 529-A	365,130	6,207		98,898	1,694		(403,376)	(6,801)	60,652	1,100
Class 529-C	29,091	487		11,178	190		(263,361)	(4,487)	(223,092)	(3,810)
Class 529-E	6,578	111		3,235	55		(17,319)	(293)	(7,506)	(127)
Class 529-T	—	—		1	—	[2]	—	—	1	— [2]
Class 529-F-1	22,690	382		5,274	91		(132,843)	(2,333)	(104,879)	(1,860)
Class 529-F-2[3]	110,377	1,953		—	—		—	—	110,377	1,953
Class 529-F-3[3]	10	—	[2]	—	—		—	—	10	— [2]
Class R-1	6,695	113		2,763	47		(24,591)	(417)	(15,133)	(257)
Class R-2	71,775	1,210		15,838	269		(129,742)	(2,203)	(42,129)	(724)
Class R-2E	7,786	133		1,787	31		(15,532)	(265)	(5,959)	(101)
Class R-3	112,919	1,910		31,777	542		(237,259)	(4,009)	(92,563)	(1,557)
Class R-4	81,515	1,369		23,803	408		(164,378)	(2,785)	(59,060)	(1,008)
Class R-5E	25,861	435		2,310	40		(12,130)	(205)	16,041	270
Class R-5	39,391	669		14,513	249		(78,785)	(1,330)	(24,881)	(412)
Class R-6	2,443,282	41,806		593,762	10,212		(1,304,981)	(22,523)	1,732,063	29,495
Total net increase (decrease)	$11,328,291	192,558		$4,476,435	76,737		$(18,794,716)	(323,792)	$(2,989,990)	(54,497)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $43,178,364,000 and $48,811,318,000, respectively, during the six months ended April 30, 2021.

Capital Income Builder	49

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[5,6]	$56.52	$1.02	$10.95	$11.97	$(1.03)	$—	$(1.03)	$67.46	21.29%[7]	$66,639		.60%[8]		.60%[8]		3.21%[8]
10/31/2020	61.99	1.96	(4.74)	(2.78)	(2.09)	(.60)	(2.69)	56.52	(4.55)	56,666		.61		.61		3.31
10/31/2019	58.01	1.94	4.18	6.12	(2.14)	—	(2.14)	61.99	10.79	65,201		.60		.60		3.23
10/31/2018	62.81	1.95	(3.81)	(1.86)	(2.15)	(.79)	(2.94)	58.01	(3.16)	63,346		.58		.58		3.18
10/31/2017	57.48	2.07	5.29	7.36	(2.03)	—	(2.03)	62.81	13.00	71,498		.59		.59		3.43
10/31/2016	57.96	1.91	(.37)	1.54	(2.02)	—	(2.02)	57.48	2.74	69,127		.60		.60		3.34
Class C:
4/30/2021[5,6]	56.63	.78	10.98	11.76	(.79)	—	(.79)	67.60	20.83 [7]	2,204		1.34	[8]	1.34	[8]	2.46	[8]
10/31/2020	62.07	1.52	(4.73)	(3.21)	(1.63)	(.60)	(2.23)	56.63	(5.26)	2,083		1.35		1.35		2.55
10/31/2019	58.07	1.48	4.19	5.67	(1.67)	—	(1.67)	62.07	9.95	3,401		1.36		1.36		2.47
10/31/2018	62.86	1.47	(3.83)	(2.36)	(1.64)	(.79)	(2.43)	58.07	(3.94)	3,889		1.37		1.37		2.39
10/31/2017	57.51	1.59	5.30	6.89	(1.54)	—	(1.54)	62.86	12.12	5,065		1.39		1.39		2.64
10/31/2016	57.98	1.46	(.37)	1.09	(1.56)	—	(1.56)	57.51	1.92	5,822		1.40		1.40		2.54
Class T:
4/30/2021[5,6]	56.52	1.10	10.94	12.04	(1.11)	—	(1.11)	67.45	21.42 [7,9]	—	[10]	.34	[8,9]	.34	[8,9]	3.46	[8,9]
10/31/2020	62.00	2.11	(4.75)	(2.64)	(2.24)	(.60)	(2.84)	56.52	(4.31)[9]	—	[10]	.35	[9]	.35	[9]	3.57	[9]
10/31/2019	58.02	2.08	4.18	6.26	(2.28)	—	(2.28)	62.00	11.06 [9]	—	[10]	.36	[9]	.36	[9]	3.48	[9]
10/31/2018	62.83	2.09	(3.83)	(1.74)	(2.28)	(.79)	(3.07)	58.02	(2.96)[9]	—	[10]	.36	[9]	.36	[9]	3.40	[9]
10/31/2017[5,11]	59.80	1.26	2.83	4.09	(1.06)	—	(1.06)	62.83	6.87 [7,9]	—	[10]	.38	[8,9]	.38	[8,9]	3.59	[8,9]
Class F-1:
4/30/2021[5,6]	56.51	1.00	10.95	11.95	(1.01)	—	(1.01)	67.45	21.26 [7]	2,862		.65	[8]	.65	[8]	3.14	[8]
10/31/2020	61.98	1.93	(4.74)	(2.81)	(2.06)	(.60)	(2.66)	56.51	(4.61)	3,033		.65		.65		3.26
10/31/2019	58.00	1.90	4.18	6.08	(2.10)	—	(2.10)	61.98	10.72	4,013		.66		.66		3.17
10/31/2018	62.81	1.91	(3.83)	(1.92)	(2.10)	(.79)	(2.89)	58.00	(3.26)	3,996		.66		.66		3.11
10/31/2017	57.48	2.02	5.30	7.32	(1.99)	—	(1.99)	62.81	12.92	4,716		.67		.67		3.35
10/31/2016	57.96	1.87	(.37)	1.50	(1.98)	—	(1.98)	57.48	2.66	4,338		.67		.67		3.26
Class F-2:
4/30/2021[5,6]	56.47	1.09	10.95	12.04	(1.10)	—	(1.10)	67.41	21.45 [7]	12,464		.37	[8]	.37	[8]	3.45	[8]
10/31/2020	61.95	2.09	(4.75)	(2.66)	(2.22)	(.60)	(2.82)	56.47	(4.35)	10,126		.38		.38		3.54
10/31/2019	57.97	2.05	4.19	6.24	(2.26)	—	(2.26)	61.95	11.03	11,155		.39		.39		3.43
10/31/2018	62.78	2.06	(3.82)	(1.76)	(2.26)	(.79)	(3.05)	57.97	(3.00)	9,869		.39		.39		3.37
10/31/2017	57.45	2.18	5.29	7.47	(2.14)	—	(2.14)	62.78	13.22	8,922		.41		.41		3.61
10/31/2016	57.94	2.01	(.36)	1.65	(2.14)	—	(2.14)	57.45	2.93	7,506		.40		.40		3.50
Class F-3:
4/30/2021[5,6]	56.50	1.13	10.95	12.08	(1.13)	—	(1.13)	67.45	21.49 [7]	5,035		.27	[8]	.27	[8]	3.55	[8]
10/31/2020	61.98	2.15	(4.74)	(2.59)	(2.29)	(.60)	(2.89)	56.50	(4.24)	4,102		.28		.28		3.64
10/31/2019	58.01	2.12	4.17	6.29	(2.32)	—	(2.32)	61.98	11.12	4,401		.29		.29		3.54
10/31/2018	62.81	2.13	(3.82)	(1.69)	(2.32)	(.79)	(3.11)	58.01	(2.88)	3,723		.29		.29		3.47
10/31/2017[5,12]	58.52	1.66	4.27	5.93	(1.64)	—	(1.64)	62.81	10.23 [7]	3,085		.30	[8]	.30	[8]	3.53	[8]
Class 529-A:
4/30/2021[5,6]	56.49	1.01	10.95	11.96	(1.02)	—	(1.02)	67.43	21.25 [7]	2,537		.63	[8]	.63	[8]	3.18	[8]
10/31/2020	61.96	1.93	(4.73)	(2.80)	(2.07)	(.60)	(2.67)	56.49	(4.59)	2,164		.65		.65		3.27
10/31/2019	57.99	1.90	4.17	6.07	(2.10)	—	(2.10)	61.96	10.71	2,306		.66		.66		3.17
10/31/2018	62.79	1.91	(3.82)	(1.91)	(2.10)	(.79)	(2.89)	57.99	(3.24)	2,238		.66		.66		3.11
10/31/2017	57.47	2.02	5.29	7.31	(1.99)	—	(1.99)	62.79	12.91	2,304		.67		.67		3.36
10/31/2016	57.94	1.86	(.36)	1.50	(1.97)	—	(1.97)	57.47	2.66	2,143		.69		.69		3.25

See end of table for footnotes.

50	Capital Income Builder

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
4/30/2021[5,6]	$56.61	$.77	$10.98	$11.75	$(.78)	$—	$(.78)	$67.58	20.84%[7]	$131		1.35%[8]		1.35%[8]		2.44%[8]
10/31/2020	62.02	1.50	(4.73)	(3.23)	(1.58)	(.60)	(2.18)	56.61	(5.29)	127		1.38		1.38		2.52
10/31/2019	58.03	1.46	4.17	5.63	(1.64)	—	(1.64)	62.02	9.89	375		1.40		1.40		2.44
10/31/2018	62.77	1.43	(3.81)	(2.38)	(1.57)	(.79)	(2.36)	58.03	(3.97)	425		1.42		1.42		2.33
10/31/2017	57.44	1.56	5.29	6.85	(1.52)	—	(1.52)	62.77	12.06	687		1.44		1.44		2.59
10/31/2016	57.91	1.42	(.37)	1.05	(1.52)	—	(1.52)	57.44	1.86	665		1.46		1.46		2.48
Class 529-E:
4/30/2021[5,6]	56.51	.94	10.96	11.90	(.95)	—	(.95)	67.46	21.13 [7]	77		.85	[8]	.85	[8]	2.96	[8]
10/31/2020	61.98	1.81	(4.75)	(2.94)	(1.93)	(.60)	(2.53)	56.51	(4.80)	68		.86		.86		3.05
10/31/2019	58.00	1.77	4.18	5.95	(1.97)	—	(1.97)	61.98	10.47	82		.88		.88		2.96
10/31/2018	62.79	1.77	(3.81)	(2.04)	(1.96)	(.79)	(2.75)	58.00	(3.45)	84		.88		.88		2.88
10/31/2017	57.47	1.88	5.29	7.17	(1.85)	—	(1.85)	62.79	12.65	95		.90		.90		3.13
10/31/2016	57.94	1.73	(.36)	1.37	(1.84)	—	(1.84)	57.47	2.42	89		.92		.92		3.02
Class 529-T:
4/30/2021[5,6]	56.52	1.08	10.95	12.03	(1.09)	—	(1.09)	67.46	21.41 [7,9]	—	[10]	.40	[8,9]	.40	[8,9]	3.41	[8,9]
10/31/2020	62.00	2.08	(4.75)	(2.67)	(2.21)	(.60)	(2.81)	56.52	(4.37)[9]	—	[10]	.41	[9]	.41	[9]	3.51	[9]
10/31/2019	58.02	2.04	4.19	6.23	(2.25)	—	(2.25)	62.00	10.99 [9]	—	[10]	.42	[9]	.42	[9]	3.41	[9]
10/31/2018	62.82	2.04	(3.81)	(1.77)	(2.24)	(.79)	(3.03)	58.02	(3.01)[9]	—	[10]	.42	[9]	.42	[9]	3.33	[9]
10/31/2017[5,11]	59.80	1.24	2.83	4.07	(1.05)	—	(1.05)	62.82	6.84 [7,9]	—	[10]	.42	[8,9]	.42	[8,9]	3.55	[8,9]
Class 529-F-1:
4/30/2021[5,6]	56.50	1.01	11.01	12.02	(1.09)	—	(1.09)	67.43	21.39 [7,9]	—	[10]	.43	[8,9]	.43	[8,9]	3.19	[8,9]
10/31/2020	61.97	2.08	(4.74)	(2.66)	(2.21)	(.60)	(2.81)	56.50	(4.36)[9]	—	[10]	.41	[9]	.41	[9]	3.51	[9]
10/31/2019	58.00	2.04	4.17	6.21	(2.24)	—	(2.24)	61.97	10.98	115		.42		.42		3.41
10/31/2018	62.81	2.04	(3.82)	(1.78)	(2.24)	(.79)	(3.03)	58.00	(3.03)	104		.42		.42		3.33
10/31/2017	57.48	2.16	5.29	7.45	(2.12)	—	(2.12)	62.81	13.17	93		.44		.44		3.58
10/31/2016	57.96	1.99	(.37)	1.62	(2.10)	—	(2.10)	57.48	2.87	75		.46		.46		3.47
Class 529-F-2:
4/30/2021[5,6]	56.52	1.09	10.97	12.06	(1.10)	—	(1.10)	67.48	21.46 [7]	142		.38	[8]	.38	[8]	3.44	[8]
10/31/2020[5,13]	56.52	—	—	—	—	—	—	56.52	—	110		—		—		—
Class 529-F-3:
4/30/2021[5,6]	56.52	1.10	10.97	12.07	(1.12)	—	(1.12)	67.47	21.47 [7]	—	[10]	.43	[8]	.33	[8]	3.48	[8]
10/31/2020[5,13]	56.52	—	—	—	—	—	—	56.52	—	—	[10]	—		—		—
Class R-1:
4/30/2021[5,6]	56.56	.77	10.96	11.73	(.79)	—	(.79)	67.50	20.82 [7]	71		1.37	[8]	1.37	[8]	2.44	[8]
10/31/2020	62.00	1.50	(4.72)	(3.22)	(1.62)	(.60)	(2.22)	56.56	(5.29)	62		1.38		1.38		2.53
10/31/2019	58.00	1.47	4.18	5.65	(1.65)	—	(1.65)	62.00	9.89	84		1.39		1.39		2.46
10/31/2018	62.80	1.45	(3.82)	(2.37)	(1.64)	(.79)	(2.43)	58.00	(3.94)	101		1.39		1.39		2.36
10/31/2017	57.46	1.58	5.30	6.88	(1.54)	—	(1.54)	62.80	12.10	123		1.39		1.39		2.63
10/31/2016	57.94	1.46	(.38)	1.08	(1.56)	—	(1.56)	57.46	1.91	134		1.40		1.40		2.54

See end of table for footnotes.

Capital Income Builder	51

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
4/30/2021[5,6]	$56.53	$.77	$10.96	$11.73	$(.79)	$—	$(.79)	$67.47	20.83%[7]	$427		1.37%[8]		1.37%[8]		2.44%[8]
10/31/2020	61.98	1.50	(4.73)	(3.23)	(1.62)	(.60)	(2.22)	56.53	(5.30)	379		1.38		1.38		2.53
10/31/2019	58.00	1.47	4.17	5.64	(1.66)	—	(1.66)	61.98	9.91	460		1.38		1.38		2.45
10/31/2018	62.79	1.46	(3.82)	(2.36)	(1.64)	(.79)	(2.43)	58.00	(3.93)	487		1.39		1.39		2.37
10/31/2017	57.46	1.59	5.28	6.87	(1.54)	—	(1.54)	62.79	12.10	586		1.39		1.39		2.64
10/31/2016	57.94	1.45	(.37)	1.08	(1.56)	—	(1.56)	57.46	1.92	628		1.40		1.40		2.54
Class R-2E:
4/30/2021[5,6]	56.27	.86	10.91	11.77	(.88)	—	(.88)	67.16	21.02 [7]	46		1.08	[8]	1.08	[8]	2.73	[8]
10/31/2020	61.72	1.67	(4.72)	(3.05)	(1.80)	(.60)	(2.40)	56.27	(5.03)	40		1.09		1.09		2.83
10/31/2019	57.77	1.63	4.17	5.80	(1.85)	—	(1.85)	61.72	10.25	50		1.09		1.09		2.74
10/31/2018	62.58	1.63	(3.80)	(2.17)	(1.85)	(.79)	(2.64)	57.77	(3.66)	40		1.09		1.09		2.67
10/31/2017	57.30	1.72	5.32	7.04	(1.76)	—	(1.76)	62.58	12.44	33		1.08		1.08		2.86
10/31/2016	57.88	1.60	(.33)	1.27	(1.85)	—	(1.85)	57.30	2.27	12		1.11		1.11		2.80
Class R-3:
4/30/2021[5,6]	56.52	.91	10.96	11.87	(.93)	—	(.93)	67.46	21.10 [7]	763		.92	[8]	.92	[8]	2.88	[8]
10/31/2020	61.98	1.77	(4.74)	(2.97)	(1.89)	(.60)	(2.49)	56.52	(4.87)	673		.93		.93		2.98
10/31/2019	58.00	1.74	4.17	5.91	(1.93)	—	(1.93)	61.98	10.40	835		.94		.94		2.90
10/31/2018	62.80	1.73	(3.82)	(2.09)	(1.92)	(.79)	(2.71)	58.00	(3.52)	858		.94		.94		2.82
10/31/2017	57.47	1.86	5.29	7.15	(1.82)	—	(1.82)	62.80	12.61	1,026		.94		.94		3.08
10/31/2016	57.95	1.70	(.37)	1.33	(1.81)	—	(1.81)	57.47	2.37	993		.96		.96		2.97
Class R-4:
4/30/2021[5,6]	56.50	1.01	10.95	11.96	(1.02)	—	(1.02)	67.44	21.28 [7]	543		.62	[8]	.62	[8]	3.19	[8]
10/31/2020	61.97	1.95	(4.74)	(2.79)	(2.08)	(.60)	(2.68)	56.50	(4.58)	475		.62		.62		3.29
10/31/2019	57.99	1.92	4.17	6.09	(2.11)	—	(2.11)	61.97	10.73	583		.64		.64		3.21
10/31/2018	62.79	1.91	(3.81)	(1.90)	(2.11)	(.79)	(2.90)	57.99	(3.22)	732		.64		.64		3.12
10/31/2017	57.46	2.04	5.29	7.33	(2.00)	—	(2.00)	62.79	12.94	838		.64		.64		3.38
10/31/2016	57.95	1.86	(.35)	1.51	(2.00)	—	(2.00)	57.46	2.68	751		.65		.65		3.24
Class R-5E:
4/30/2021[5,6]	56.43	1.08	10.94	12.02	(1.09)	—	(1.09)	67.36	21.42 [7]	73		.42	[8]	.42	[8]	3.40	[8]
10/31/2020	61.91	2.07	(4.75)	(2.68)	(2.20)	(.60)	(2.80)	56.43	(4.40)	55		.42		.42		3.51
10/31/2019	57.94	1.98	4.23	6.21	(2.24)	—	(2.24)	61.91	10.97	43		.43		.43		3.31
10/31/2018	62.75	2.03	(3.81)	(1.78)	(2.24)	(.79)	(3.03)	57.94	(3.04)	20		.44		.44		3.32
10/31/2017	57.45	2.18	5.27	7.45	(2.15)	—	(2.15)	62.75	13.18	11		.43		.43		3.60
10/31/2016[5,14]	57.40	1.84	.30	2.14	(2.09)	—	(2.09)	57.45	3.82 [7]	—	[10]	.52	[8]	.52	[8]	3.40	[8]
Class R-5:
4/30/2021[5,6]	56.53	1.11	10.96	12.07	(1.12)	—	(1.12)	67.48	21.47 [7]	306		.32	[8]	.32	[8]	3.49	[8]
10/31/2020	62.01	2.13	(4.75)	(2.62)	(2.26)	(.60)	(2.86)	56.53	(4.28)	274		.32		.32		3.59
10/31/2019	58.04	2.08	4.19	6.27	(2.30)	—	(2.30)	62.01	11.07	326		.33		.33		3.47
10/31/2018	62.84	2.10	(3.82)	(1.72)	(2.29)	(.79)	(3.08)	58.04	(2.93)	214		.34		.34		3.42
10/31/2017	57.50	2.22	5.30	7.52	(2.18)	—	(2.18)	62.84	13.29	242		.34		.34		3.69
10/31/2016	57.98	2.11	(.44)	1.67	(2.15)	—	(2.15)	57.50	2.98	208		.37		.37		3.68
Class R-6:
4/30/2021[5,6]	56.51	1.13	10.94	12.07	(1.13)	—	(1.13)	67.45	21.48 [7]	13,323		.27	[8]	.27	[8]	3.55	[8]
10/31/2020	61.99	2.16	(4.75)	(2.59)	(2.29)	(.60)	(2.89)	56.51	(4.24)	12,651		.27		.27		3.65
10/31/2019	58.01	2.12	4.19	6.31	(2.33)	—	(2.33)	61.99	11.12	12,050		.28		.28		3.54
10/31/2018	62.82	2.13	(3.82)	(1.69)	(2.33)	(.79)	(3.12)	58.01	(2.88)	9,528		.29		.29		3.48
10/31/2017	57.49	2.24	5.30	7.54	(2.21)	—	(2.21)	62.82	13.33	8,249		.30		.30		3.72
10/31/2016	57.97	2.08	(.37)	1.71	(2.19)	—	(2.19)	57.49	3.05	6,806		.30		.30		3.62

See end of table for footnotes.

52	Capital Income Builder

Financial highlights (continued)

	Six months
	ended
	April 30,	Year ended October 31,
Portfolio turnover rate for all share classes[15,16]	2021[5,6,7]	2020	2019	2018	2017	2016
Excluding mortgage dollar roll transactions	25%	55%	32%	37%	51%	38%
Including mortgage dollar roll transactions	48%	118%	45%	73%	73%	47%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

Capital Income Builder	53

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2020, through April 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

54	Capital Income Builder

Expense example (continued)

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,212.93	$3.29	.60%
Class A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class C – actual return	1,000.00	1,208.31	7.34	1.34
Class C – assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class T – actual return	1,000.00	1,214.23	1.87	.34
Class T – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class F-1 – actual return	1,000.00	1,212.62	3.57	.65
Class F-1 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class F-2 – actual return	1,000.00	1,214.46	2.03	.37
Class F-2 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class F-3 – actual return	1,000.00	1,214.86	1.48	.27
Class F-3 – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class 529-A – actual return	1,000.00	1,212.53	3.46	.63
Class 529-A – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 529-C – actual return	1,000.00	1,208.35	7.39	1.35
Class 529-C – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class 529-E – actual return	1,000.00	1,211.27	4.66	.85
Class 529-E – assumed 5% return	1,000.00	1,020.58	4.26	.85
Class 529-T – actual return	1,000.00	1,214.15	2.20	.40
Class 529-T – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-F-1 – actual return	1,000.00	1,213.94	2.36	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 529-F-2 – actual return	1,000.00	1,214.57	2.09	.38
Class 529-F-2 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 529-F-3 – actual return	1,000.00	1,214.73	1.81	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-1 – actual return	1,000.00	1,208.18	7.50	1.37
Class R-1 – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2 – actual return	1,000.00	1,208.32	7.50	1.37
Class R-2 – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2E – actual return	1,000.00	1,210.16	5.92	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.44	5.41	1.08
Class R-3 – actual return	1,000.00	1,210.97	5.04	.92
Class R-3 – assumed 5% return	1,000.00	1,020.23	4.61	.92
Class R-4 – actual return	1,000.00	1,212.84	3.40	.62
Class R-4 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-5E – actual return	1,000.00	1,214.16	2.31	.42
Class R-5E – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-5 – actual return	1,000.00	1,214.71	1.76	.32
Class R-5 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class R-6 – actual return	1,000.00	1,214.84	1.48	.27
Class R-6 – assumed 5% return	1,000.00	1,023.46	1.35	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital Income Builder	55

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

56	Capital Income Builder

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Capital Income Builder	57

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58	Capital Income Builder

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Capital Income Builder	59

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

60	Capital Income Builder

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: June 30, 2021

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2021